Schedule of Investments (unaudited)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	9,542	$369,753
Aerojet Rocketdyne Holdings Inc.	20,239	977,341
Aerovironment Inc.(a)	5,960	596,894
Astronics Corp.(a)	7,116	124,601
Axon Enterprise Inc.(a)	17,417	3,079,326
Boeing Co. (The)(a)	143,280	34,324,157
BWX Technologies Inc.	25,645	1,490,487
Curtiss-Wright Corp.	10,983	1,304,341
Ducommun Inc.(a)	2,660	145,130
General Dynamics Corp.	67,340	12,677,428
HEICO Corp.	12,101	1,687,121
HEICO Corp., Class A	21,045	2,613,368
Hexcel Corp.(a)	23,787	1,484,309
Howmet Aerospace Inc.(a)	105,768	3,645,823
Huntington Ingalls Industries Inc.	10,464	2,205,288
Kaman Corp.	7,942	400,277
Kratos Defense & Security Solutions Inc.(a)	34,065	970,512
L3Harris Technologies Inc.	54,518	11,784,066
Lockheed Martin Corp.	66,028	24,981,694
Maxar Technologies Inc.	18,335	731,933
Mercury Systems Inc.(a)	15,430	1,022,700
Moog Inc., Class A	7,914	665,251
National Presto Industries Inc.	1,185	120,455
Northrop Grumman Corp.	40,238	14,623,696
PAE Inc.(a)	16,199	144,171
Parsons Corp.(a)	5,134	202,074
Raytheon Technologies Corp.	405,170	34,565,053
Spirit AeroSystems Holdings Inc., Class A	28,705	1,354,589
Teledyne Technologies Inc.(a)	12,370	5,180,927
Textron Inc.	61,786	4,249,023
TransDigm Group Inc.(a)	13,844	8,961,083
Triumph Group Inc.(a)	16,206	336,275
Vectrus Inc.(a)	2,590	123,258
Virgin Galactic Holdings Inc.(a)(b)	38,639	1,777,394
		178,919,798
Air Freight & Logistics — 0.6%
Air Transport Services Group Inc.(a)	16,118	374,421
Atlas Air Worldwide Holdings Inc.(a)	6,649	452,863
CH Robinson Worldwide Inc.	35,316	3,308,050
Echo Global Logistics Inc.(a)	6,840	210,262
Expeditors International of Washington Inc.	44,730	5,662,818
FedEx Corp.	65,558	19,557,918
Forward Air Corp.	7,461	669,625
Hub Group Inc., Class A(a)	9,343	616,451
United Parcel Service Inc., Class B	193,625	40,268,191
XPO Logistics Inc.(a)	25,079	3,508,301
		74,628,900
Airlines — 0.3%
Alaska Air Group Inc.(a)	33,214	2,003,136
Allegiant Travel Co.(a)	3,735	724,590
American Airlines Group Inc.(a)	169,719	3,599,740
Copa Holdings SA, Class A, NVS(a)	8,307	625,766
Delta Air Lines Inc.(a)	173,762	7,516,944
Frontier Group Holdings Inc.(a)	9,998	170,366
Hawaiian Holdings Inc.(a)	14,483	352,951
JetBlue Airways Corp.(a)	83,923	1,408,228
SkyWest Inc.(a)	14,267	614,480
Southwest Airlines Co.(a)	158,631	8,421,720
Security	Shares	Value

Airlines (continued)
Spirit Airlines Inc.(a)	27,087	$824,528
Sun Country Airlines Holdings Inc.(a)(b)	4,915	181,904
United Airlines Holdings Inc.(a)(b)	85,603	4,476,181
		30,920,534
Auto Components — 0.3%
Adient PLC(a)	25,290	1,143,108
American Axle & Manufacturing Holdings Inc.(a)	30,678	317,517
Aptiv PLC(a)	71,945	11,319,107
BorgWarner Inc.	63,508	3,082,678
Cooper-Standard Holdings Inc.(a)	4,848	140,592
Dana Inc.	41,659	989,818
Dorman Products Inc.(a)	7,543	781,983
Fox Factory Holding Corp.(a)(b)	11,423	1,778,104
Gentex Corp.	67,570	2,235,891
Gentherm Inc.(a)	8,609	611,670
Goodyear Tire & Rubber Co. (The)(a)	76,593	1,313,570
LCI Industries	7,085	931,111
Lear Corp.	16,224	2,843,743
Modine Manufacturing Co.(a)	11,953	198,300
Motorcar Parts of America Inc.(a)	5,467	122,680
Patrick Industries Inc.	5,994	437,562
QuantumScape Corp.(a)(b)	31,377	918,091
Standard Motor Products Inc.	5,185	224,770
Stoneridge Inc.(a)	6,940	204,730
Tenneco Inc., Class A(a)	14,942	288,679
Visteon Corp.(a)	7,815	945,146
XPEL Inc.(a)(b)	4,574	383,621
		31,212,471
Automobiles — 1.6%
Arcimoto Inc.(a)(b)	8,205	141,044
Canoo Inc.(a)(b)	22,257	221,234
Fisker Inc.(a)(b)	41,868	807,215
Ford Motor Co.(a)	1,045,732	15,539,577
General Motors Co.(a)	366,533	21,687,758
Harley-Davidson Inc.	42,791	1,960,684
Lordstown Motors Corp., Class A(a)(b)	30,579	338,204
Tesla Inc.(a)	207,804	141,244,379
Thor Industries Inc.	14,786	1,670,818
Winnebago Industries Inc.	7,970	541,641
Workhorse Group Inc.(a)(b)	33,208	550,921
		184,703,475
Banks — 4.3%
1st Source Corp.	4,107	190,811
Allegiance Bancshares Inc.	6,051	232,600
Altabancorp.	4,549	197,017
Amerant Bancorp Inc.(a)	7,899	168,881
Ameris Bancorp.	16,376	829,117
Arrow Financial Corp.	4,646	167,024
Associated Banc-Corp.	40,236	824,033
Atlantic Capital Bancshares Inc.(a)	5,522	140,590
Atlantic Union Bankshares Corp.	22,619	819,260
Banc of California Inc.	12,588	220,794
BancFirst Corp.	4,819	300,850
Bancorp. Inc. (The)(a)	12,081	277,984
BancorpSouth Bank.	28,387	804,204
Bank First Corp.	1,674	116,795
Bank of America Corp.	2,019,949	83,282,497
Bank of Hawaii Corp.	9,562	805,312
Bank of Marin Bancorp., Class A	4,583	146,198

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of NT Butterfield & Son Ltd. (The)	14,289	$506,545
Bank OZK	32,786	1,382,258
BankUnited Inc.	24,695	1,054,230
Banner Corp.	9,732	527,572
Bar Harbor Bankshares	4,891	139,980
Berkshire Hills Bancorp. Inc.	12,418	340,377
Blue Ridge Bankshares Inc.(b)	13,503	236,573
BOK Financial Corp.	9,130	790,658
Boston Private Financial Holdings Inc.	19,178	282,875
Brookline Bancorp. Inc.	17,954	268,412
Bryn Mawr Bank Corp.	4,973	209,811
Business First Bancshares Inc.	6,654	152,709
Byline Bancorp Inc.	7,486	169,408
Cadence BanCorp.	33,175	692,694
Cambridge Bancorp.	1,708	141,747
Camden National Corp.	3,786	180,819
Capstar Financial Holdings Inc.	6,033	123,677
Cathay General Bancorp.	21,046	828,371
CBTX Inc.	5,073	138,544
Central Pacific Financial Corp.	8,258	215,203
CIT Group Inc.	27,689	1,428,476
Citigroup Inc.	553,593	39,166,705
Citizens & Northern Corp.	5,907	144,722
Citizens Financial Group Inc.	112,671	5,168,219
City Holding Co.	4,234	318,566
Civista Bancshares Inc.	6,143	135,760
Columbia Banking System Inc.	19,525	752,884
Comerica Inc.	38,701	2,760,929
Commerce Bancshares Inc.	28,500	2,124,960
Community Bank System Inc.	14,122	1,068,329
Community Trust Bancorp. Inc.	3,912	157,967
ConnectOne Bancorp. Inc.	10,613	277,742
CrossFirst Bankshares Inc.(a)	13,082	179,877
Cullen/Frost Bankers Inc.	15,370	1,721,440
Customers Bancorp. Inc.(a)	7,312	285,095
CVB Financial Corp.	34,583	712,064
Dime Community Bancshares Inc.	9,712	326,517
Eagle Bancorp. Inc.	9,569	536,630
East West Bancorp. Inc.	37,956	2,721,066
Eastern Bankshares Inc.	45,266	931,122
Enterprise Bancorp.Inc./MA	4,142	135,651
Enterprise Financial Services Corp.	6,070	281,587
Equity Bancshares Inc., Class A(a)	3,796	115,740
Farmers National Banc Corp.	11,014	170,827
FB Financial Corp.	7,759	289,566
Fifth Third Bancorp.	187,156	7,154,974
Financial Institutions Inc.	4,706	141,180
First Bancorp. Inc. (The)	32	942
First BanCorp./Puerto Rico	56,797	677,020
First Bancorp./Southern Pines NC	8,695	355,712
First Bancshares Inc. (The)	5,134	192,166
First Busey Corp.	14,228	350,862
First Choice Bancorp.	4,962	151,093
First Citizens BancShares Inc./NC, Class A(b)	1,712	1,425,651
First Commonwealth Financial Corp.	23,135	325,509
First Community Bankshares Inc.	4,489	133,997
First Financial Bancorp.	25,266	597,036
First Financial Bankshares Inc.	35,086	1,723,775
First Financial Corp./IN	2,846	116,174
First Foundation Inc.	11,818	266,023
Security	Shares	Value

Banks (continued)
First Hawaiian Inc.	36,022	$1,020,863
First Horizon Corp.	151,682	2,621,065
First Interstate BancSystem Inc., Class A	9,993	418,007
First Merchants Corp.	14,581	607,590
First Mid Bancshares Inc.	3,420	138,544
First Midwest Bancorp. Inc.	32,731	649,056
First of Long Island Corp. (The)	6,721	142,687
First Republic Bank/CA	46,870	8,772,658
Flushing Financial Corp.	7,699	164,990
FNB Corp.	87,616	1,080,305
Fulton Financial Corp.	46,416	732,444
German American Bancorp. Inc.	6,608	245,818
Glacier Bancorp. Inc.	25,327	1,395,011
Great Southern Bancorp. Inc.	2,630	141,757
Great Western Bancorp. Inc.	16,571	543,363
Hancock Whitney Corp.	24,040	1,068,338
Hanmi Financial Corp.	8,508	162,162
Harborone Bancorp. Inc.	17,374	249,143
Heartland Financial USA Inc.	9,814	461,160
Heritage Commerce Corp.	16,820	187,207
Heritage Financial Corp./WA	11,292	282,526
Hilltop Holdings Inc.	17,930	652,652
Home BancShares Inc./AR	42,040	1,037,547
HomeTrust Bancshares Inc.	5,532	154,343
Hope Bancorp Inc.	29,653	420,480
Horizon Bancorp Inc./IN	10,750	187,372
Huntington Bancshares Inc./OH	399,829	5,705,560
Independent Bank Corp.	8,978	677,839
Independent Bank Corp./MI	5,656	122,792
Independent Bank Group Inc.	10,875	804,532
International Bancshares Corp.	14,914	640,407
Investors Bancorp. Inc.	61,784	881,040
JPMorgan Chase & Co.	805,636	125,308,623
KeyCorp.	261,283	5,395,494
Lakeland Bancorp. Inc.	11,657	203,764
Lakeland Financial Corp.	6,070	374,155
Live Oak Bancshares Inc.(b)	8,617	508,403
M&T Bank Corp.	34,183	4,967,132
Mercantile Bank Corp.	4,845	146,319
Metrocity Bankshares Inc.	7,709	134,985
Metropolitan Bank Holding Corp.(a)	2,511	151,212
Mid Penn Bancorp. Inc.	5,699	156,438
Midland States Bancorp. Inc.	6,357	166,998
MidWestOne Financial Group Inc.	6,185	177,942
MVB Financial Corp.	3,062	130,625
National Bank Holdings Corp., Class A	8,542	322,375
NBT Bancorp. Inc.	11,816	425,022
Nicolet Bankshares Inc.(a)(b)	2,991	210,387
OceanFirst Financial Corp.	15,451	321,999
OFG Bancorp.	11,998	265,396
Old National Bancorp./IN	47,234	831,791
Old Second Bancorp. Inc.	12,145	150,598
Origin Bancorp Inc.	7,149	303,547
Pacific Premier Bancorp. Inc.	22,786	963,620
PacWest Bancorp.	32,867	1,352,806
Park National Corp.	3,628	426,000
Parke Bancorp. Inc.	1	13
Peapack Gladstone Financial Corp.	4,933	153,268
Peoples Bancorp. Inc./OH	5,566	164,865
Peoples Financial Services Corp.	3,304	140,750

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares		Value

Banks (continued)
People’s United Financial Inc.	113,641		$1,947,807
Pinnacle Financial Partners Inc.	20,627		1,821,158
PNC Financial Services Group Inc. (The)	113,609		21,672,053
Popular Inc.	22,260		1,670,613
Preferred Bank/Los Angeles CA	3,634		229,923
Premier Financial Bancorp. Inc.	0	(c)	9
Primis Financial Corp.	9,906		151,166
Prosperity Bancshares Inc.	24,943		1,790,907
QCR Holdings Inc.	5,155		247,904
Regions Financial Corp.	258,468		5,215,884
Reliant Bancorp Inc.	4,571		126,754
Renasant Corp.	16,064		642,560
Republic Bancorp. Inc./KY, Class A	3,187		147,016
S&T Bancorp. Inc.	9,569		299,510
Sandy Spring Bancorp. Inc.	13,830		610,318
Seacoast Banking Corp. of Florida	13,627		465,362
ServisFirst Bancshares Inc.	13,681		930,034
Signature Bank/New York NY	15,110		3,711,771
Silvergate Capital Corp., Class A(a)	5,319		602,749
Simmons First National Corp., Class A	28,427		834,048
SmartFinancial Inc.	6,542		157,073
South Plains Financial Inc.	5,872		135,819
South State Corp.	19,148		1,565,540
Southside Bancshares Inc.	9,146		349,652
Spirit of Texas Bancshares Inc.	5,849		133,591
Sterling Bancorp./DE	51,459		1,275,669
Stock Yards Bancorp. Inc.	6,156		313,279
SVB Financial Group(a)	14,431		8,029,841
Synovus Financial Corp.	41,243		1,809,743
Texas Capital Bancshares Inc.(a)	13,271		842,576
Tompkins Financial Corp.	3,622		280,922
Towne Bank/Portsmouth VA	17,302		526,327
TriCo Bancshares	7,415		315,731
TriState Capital Holdings Inc.(a)	5,670		115,611
Triumph Bancorp. Inc.(a)	6,180		458,865
Truist Financial Corp.	358,924		19,920,282
Trustmark Corp.	16,818		517,994
U.S. Bancorp.	357,812		20,384,550
UMB Financial Corp.	11,392		1,060,140
Umpqua Holdings Corp.	60,202		1,110,727
United Bankshares Inc./WV	34,641		1,264,396
United Community Banks Inc./GA	20,815		666,288
Univest Financial Corp.	7,321		193,055
Valley National Bancorp.	104,785		1,407,263
Veritex Holdings Inc.	12,182		431,365
Washington Trust Bancorp. Inc.	3,656		187,736
Webster Financial Corp.	23,694		1,263,838
Wells Fargo & Co.	1,108,032		50,182,769
WesBanco Inc.	17,224		613,691
West Bancorp. Inc.	5,832		161,838
Westamerica Bancorp.	7,741		449,210
Western Alliance Bancorp.	26,931		2,500,543
Wintrust Financial Corp.	14,416		1,090,282
Zions Bancorp. NA	43,254		2,286,406
			514,774,928
Beverages — 1.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,434		2,484,627
Brown-Forman Corp., Class A	12,161		857,350
Brown-Forman Corp., Class B, NVS	49,768		3,729,614
Celsius Holdings Inc.(a)(b)	12,296		935,603
Security	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	1,039,978	$56,273,210
Coca-Cola Consolidated Inc.	1,390	558,961
Constellation Brands Inc., Class A	43,210	10,106,387
Duckhorn Portfolio Inc. (The)(a)	7,104	156,714
Keurig Dr Pepper Inc.	187,934	6,622,794
MGP Ingredients Inc.	3,935	266,163
Molson Coors Beverage Co., Class B(a)	49,126	2,637,575
Monster Beverage Corp.(a)	99,765	9,113,533
National Beverage Corp.	6,843	323,195
PepsiCo Inc.	370,084	54,835,346
Primo Water Corp.	45,635	763,474
		149,664,546
Biotechnology — 2.7%
AbbVie Inc.	473,543	53,339,884
ACADIA Pharmaceuticals Inc.(a)	30,951	754,895
Acceleron Pharma Inc.(a)	13,823	1,734,648
Affimed NV(a)	27,948	237,558
Agenus Inc.(a)	46,277	254,061
Agios Pharmaceuticals Inc.(a)(b)	16,554	912,291
Akebia Therapeutics Inc.(a)	36,022	136,523
Akero Therapeutics Inc.(a)(b)	8,138	201,904
Albireo Pharma Inc.(a)	4,995	175,724
Aldeyra Therapeutics Inc.(a)	16,247	184,079
Alector Inc.(a)(b)	16,454	342,737
Alexion Pharmaceuticals Inc.(a)	59,342	10,901,719
Aligos Therapeutics Inc.(a)	6,887	140,392
Alkermes PLC(a)	43,245	1,060,367
Allakos Inc.(a)	9,681	826,467
Allogene Therapeutics Inc.(a)	15,844	413,212
Allovir Inc.(a)	10,015	197,696
Alnylam Pharmaceuticals Inc.(a)	31,446	5,330,726
Altimmune Inc.(a)	10,323	101,682
ALX Oncology Holdings Inc.(a)	4,763	260,441
Amgen Inc.	153,933	37,521,169
Amicus Therapeutics Inc.(a)	71,654	690,745
AnaptysBio Inc.(a)(b)	7,394	191,726
Anavex Life Sciences Corp.(a)(b)	19,618	448,467
Anika Therapeutics Inc.(a)	4,185	181,169
Annexon Inc.(a)	9,990	224,875
Apellis Pharmaceuticals Inc.(a)	17,768	1,122,938
Applied Molecular Transport Inc.(a)(b)	6,050	276,727
Applied Therapeutics Inc.(a)	5,646	117,324
Arcturus Therapeutics Holdings Inc.(a)	6,014	203,514
Arcus Biosciences Inc.(a)	12,285	337,346
Arcutis Biotherapeutics Inc.(a)(b)	6,329	172,718
Ardelyx Inc.(a)	18,122	137,365
Arena Pharmaceuticals Inc.(a)	15,540	1,059,828
Arrowhead Pharmaceuticals Inc.(a)	27,444	2,272,912
Atara Biotherapeutics Inc.(a)	22,081	343,360
Athenex Inc.(a)(b)	27,843	128,635
Athersys Inc.(a)(b)	87,527	126,039
Atossa Therapeutics Inc.(a)(b)	38,362	242,448
Avid Bioservices Inc.(a)(b)	17,022	436,614
Avidity Biosciences Inc.(a)(b)	9,277	229,235
Avita Medical Inc.(a)(b)	7,643	156,834
Avrobio Inc.(a)	13,570	120,637
Beam Therapeutics Inc.(a)	12,850	1,653,923
BioAtla Inc.(a)	3,158	133,836
BioCryst Pharmaceuticals Inc.(a)	46,913	741,695
Biogen Inc.(a)	40,085	13,880,233

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Biohaven Pharmaceutical Holding Co. Ltd.(a)	14,766	$1,433,483
BioMarin Pharmaceutical Inc.(a)	50,047	4,175,922
Bioxcel Therapeutics Inc.(a)	4,981	144,748
Bluebird Bio Inc.(a)(b)	17,609	563,136
Blueprint Medicines Corp.(a)(b)	14,713	1,294,155
Bridgebio Pharma Inc.(a)	29,354	1,789,420
Brooklyn ImmunoTherapeutics Inc.(a)(b)	6,317	113,769
C4 Therapeutics Inc.(a)	10,796	408,521
CareDx Inc.(a)	13,107	1,199,553
Catalyst Pharmaceuticals Inc.(a)	24,834	142,795
Celldex Therapeutics Inc.(a)(b)	10,408	348,044
CEL-SCI Corp.(a)(b)	10,750	93,310
Cerevel Therapeutics Holdings Inc.(a)(b)	13,729	351,737
ChemoCentryx Inc.(a)(b)	13,579	181,823
Chimerix Inc.(a)	19,374	154,992
Chinook Therapeutics Inc.(a)(b)	10,067	142,146
Clovis Oncology Inc.(a)(b)	25,877	150,087
Codiak Biosciences Inc.(a)(b)	6,154	114,034
Cogent Biosciences Inc.(a)	14,889	120,750
Coherus Biosciences Inc.(a)	16,868	233,284
Constellation Pharmaceuticals Inc.(a)	9,919	335,262
Cortexyme Inc.(a)	4,969	263,357
Crinetics Pharmaceuticals Inc.(a)	7,399	139,471
Cue Biopharma Inc.(a)	10,072	117,339
Cullinan Oncology Inc.(a)	5,497	141,548
CureVac NV(a)	14,743	1,083,316
Curis Inc.(a)	22,985	185,489
Cytokinetics Inc.(a)(b)	18,214	360,455
CytomX Therapeutics Inc.(a)	22,169	140,330
Deciphera Pharmaceuticals Inc.(a)	10,237	374,777
Denali Therapeutics Inc.(a)	24,451	1,917,936
Dermtech Inc.(a)(b)	6,291	261,517
Design Therapeutics Inc.(a)(b)	5,431	108,023
Dicerna Pharmaceuticals Inc.(a)	16,366	610,779
Dynavax Technologies Corp.(a)(b)	29,040	286,044
Dyne Therapeutics Inc.(a)(b)	5,892	123,968
Eagle Pharmaceuticals Inc./DE(a)	3,262	139,614
Editas Medicine Inc.(a)(b)	19,041	1,078,482
Emergent BioSolutions Inc.(a)	12,180	767,218
Enanta Pharmaceuticals Inc.(a)	4,914	216,265
Epizyme Inc.(a)(b)	21,409	177,909
Esperion Therapeutics Inc.(a)(b)	6,177	130,644
Evelo Biosciences Inc.(a)(b)	10,560	145,094
Exact Sciences Corp.(a)(b)	45,881	5,703,467
Exelixis Inc.(a)	84,549	1,540,483
Fate Therapeutics Inc.(a)	20,639	1,791,259
FibroGen Inc.(a)(b)	22,766	606,259
Flexion Therapeutics Inc.(a)(b)	15,245	125,466
Forma Therapeutics Holdings Inc.(a)(b)	8,257	205,517
Forte Biosciences Inc.(a)(b)	3,848	129,370
G1 Therapeutics Inc.(a)	9,195	201,738
Generation Bio Co.(a)(b)	11,007	296,088
Geron Corp.(a)	100,237	141,334
Gilead Sciences Inc.	337,159	23,216,769
Global Blood Therapeutics Inc.(a)	16,366	573,137
Gossamer Bio Inc.(a)	24,568	199,492
Gritstone bio Inc.(a)	14,402	131,490
Halozyme Therapeutics Inc.(a)	36,458	1,655,558
Heron Therapeutics Inc.(a)(b)	23,045	357,658
Horizon Therapeutics PLC(a)	58,339	5,462,864
Security	Shares	Value

Biotechnology (continued)
Humanigen Inc.(a)(b)	13,934	$242,173
iBio Inc.(a)(b)	84,882	128,172
Ideaya Biosciences Inc.(a)	7,263	152,450
IGM Biosciences Inc.(a)	2,366	196,851
ImmunityBio Inc.(a)(b)	19,781	282,473
ImmunoGen Inc.(a)	56,077	369,547
Immunovant Inc.(a)(b)	13,282	140,391
Incyte Corp.(a)	50,062	4,211,716
Inhibrx Inc.(a)(b)	8,927	245,671
Inovio Pharmaceuticals Inc.(a)(b)	50,574	468,821
Insmed Inc.(a)	27,679	787,744
Intellia Therapeutics Inc.(a)(b)	17,318	2,803,957
Intercept Pharmaceuticals Inc.(a)(b)	6,945	138,692
Invitae Corp.(a)(b)	54,034	1,822,567
Ionis Pharmaceuticals Inc.(a)	35,604	1,420,244
Iovance Biotherapeutics Inc.(a)	37,236	968,881
Ironwood Pharmaceuticals Inc.(a)	41,071	528,584
iTeos Therapeutics Inc.(a)	6,718	172,317
IVERIC bio Inc.(a)	22,009	138,877
Kadmon Holdings Inc.(a)(b)	47,787	184,936
KalVista Pharmaceuticals Inc.(a)	6,377	152,793
Karuna Therapeutics Inc.(a)(b)	6,011	685,194
Karyopharm Therapeutics Inc.(a)	21,067	217,411
Keros Therapeutics Inc.(a)	3,553	150,896
Kiniksa Pharmaceuticals Ltd., Class A(a)	8,283	115,382
Kinnate Biopharma Inc.(a)	5,593	130,205
Kodiak Sciences Inc.(a)(b)	8,921	829,653
Kronos Bio Inc.(a)	12,083	289,388
Krystal Biotech Inc.(a)	4,291	291,788
Kura Oncology Inc.(a)	16,971	353,845
Kymera Therapeutics Inc.(a)	7,674	372,189
Ligand Pharmaceuticals Inc.(a)	3,971	520,955
Lineage Cell Therapeutics Inc.(a)(b)	45,953	130,966
MacroGenics Inc.(a)	15,631	419,849
Madrigal Pharmaceuticals Inc.(a)(b)	2,776	270,410
MannKind Corp.(a)(b)	61,102	333,006
MEI Pharma Inc.(a)	38,588	109,976
MeiraGTx Holdings PLC(a)(b)	10,691	165,710
Mersana Therapeutics Inc.(a)	14,579	197,983
MiMedx Group Inc.(a)	30,843	385,846
Mirati Therapeutics Inc.(a)	10,944	1,767,784
Moderna Inc.(a)	90,585	21,285,663
Molecular Templates Inc.(a)	14,642	114,500
Morphic Holding Inc.(a)	5,885	337,740
Myriad Genetics Inc.(a)	18,463	564,599
Natera Inc.(a)	20,637	2,342,919
Neoleukin Therapeutics Inc.(a)	12,636	116,630
Neurocrine Biosciences Inc.(a)	25,726	2,503,654
Nkarta Inc.(a)	4,446	140,894
Novavax Inc.(a)(b)	19,899	4,224,757
Nurix Therapeutics Inc.(a)	6,538	173,453
Ocugen Inc.(a)	49,010	393,550
Olema Pharmaceuticals Inc.(a)(b)	5,057	141,495
Oncocyte Corp.(a)(b)	27,485	157,764
Oncorus Inc.(a)	8,781	121,178
Oncternal Therapeutics Inc. New(a)(b)(d)	684	701
OPKO Health Inc.(a)(b)	102,562	415,376
Organogenesis Holdings Inc., Class A(a)	7,744	128,705
ORIC Pharmaceuticals Inc.(a)	9,490	167,878
Passage Bio Inc.(a)	9,838	130,255

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
PMV Pharmaceuticals Inc.(a)	8,447	$288,550
Poseida Therapeutics Inc.(a)(b)	15,103	151,332
Praxis Precision Medicines Inc.(a)(b)	9,043	165,306
Precigen Inc.(a)	21,185	138,126
Precision BioSciences Inc.(a)(b)	15,938	199,544
Prelude Therapeutics Inc.(a)(b)	4,361	124,855
Protagonist Therapeutics Inc.(a)	10,971	492,378
Prothena Corp. PLC(a)	7,166	368,404
PTC Therapeutics Inc.(a)	20,184	853,178
Radius Health Inc.(a)	13,470	245,693
RAPT Therapeutics Inc.(a)	5,554	176,562
Recursion Pharmaceuticals Inc., Class A(a)(b)	6,998	255,427
Regeneron Pharmaceuticals Inc.(a)	26,662	14,891,793
REGENXBIO Inc.(a)	9,434	366,511
Relay Therapeutics Inc.(a)	12,512	457,814
Replimune Group Inc.(a)(b)	6,275	241,085
Revolution Medicines, Inc.(a)	16,600	526,884
Rhythm Pharmaceuticals Inc.(a)(b)	8,984	175,907
Rigel Pharmaceuticals Inc.(a)	44,677	193,898
Rocket Pharmaceuticals Inc.(a)(b)	9,695	429,392
Rubius Therapeutics Inc.(a)(b)	9,303	227,086
Sage Therapeutics Inc.(a)(b)	13,784	783,069
Sana Biotechnology Inc.(a)(b)	7,324	143,990
Sangamo Therapeutics Inc.(a)(b)	34,335	410,990
Sarepta Therapeutics Inc.(a)	20,491	1,592,970
Scholar Rock Holding Corp.(a)	6,958	201,086
Seagen Inc.(a)	36,088	5,697,573
Selecta Biosciences Inc.(a)	26,707	111,635
Seres Therapeutics Inc.(a)(b)	15,150	361,327
Sesen Bio Inc.(a)	45,373	209,623
Shattuck Labs Inc.(a)	8,446	244,850
Silverback Therapeutics Inc.(a)(b)	4,829	149,168
Sorrento Therapeutics Inc.(a)(b)	69,706	675,451
Spectrum Pharmaceuticals Inc.(a)	40,987	153,701
Spero Therapeutics Inc.(a)(b)	9,219	128,697
SpringWorks Therapeutics Inc.(a)	7,257	598,049
SQZ Biotechnologies Co.(a)	9,997	144,457
Stoke Therapeutics Inc.(a)	3,338	112,357
Sutro Biopharma Inc.(a)	8,402	156,193
Syndax Pharmaceuticals Inc.(a)	8,028	137,841
Syros Pharmaceuticals Inc.(a)	21,569	117,551
Taysha Gene Therapies Inc.(a)(b)	8,321	176,405
TCR2 Therapeutics Inc.(a)	9,590	157,372
TG Therapeutics Inc.(a)	33,212	1,288,293
Tonix Pharmaceuticals Holding Corp.(a)	125,355	139,144
Translate Bio Inc.(a)(b)	20,787	572,474
Travere Therapeutics Inc.(a)	17,173	250,554
Trillium Therapeutics Inc.(a)(b)	29,336	284,559
Turning Point Therapeutics Inc.(a)	12,557	979,697
Twist Bioscience Corp.(a)	12,830	1,709,597
Ultragenyx Pharmaceutical Inc.(a)	17,078	1,628,387
United Therapeutics Corp.(a)	12,129	2,176,064
UroGen Pharma Ltd.(a)(b)	7,264	110,921
Vanda Pharmaceuticals Inc.(a)	15,175	326,414
Vaxart Inc.(a)(b)	31,706	237,478
Vaxcyte Inc.(a)	5,671	127,654
VBI Vaccines Inc.(a)	47,027	157,540
Veracyte Inc.(a)	17,719	708,406
Verastem Inc.(a)	44,761	182,177
Vericel Corp.(a)	11,820	620,550
Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)	69,679	$14,049,377
Viking Therapeutics Inc.(a)	20,719	124,107
Vir Biotechnology Inc.(a)	15,368	726,599
Viracta Therapeutics Inc.(a)(b)	12,178	138,099
VistaGen Therapeutics Inc.(a)(b)	50,775	159,941
Xencor Inc.(a)	15,202	524,317
Y-mAbs Therapeutics Inc.(a)	7,284	246,199
Zentalis Pharmaceuticals Inc.(a)(b)	7,851	417,673
ZIOPHARM Oncology Inc.(a)(b)	45,952	121,313
		323,457,431
Building Products — 0.6%
A O Smith Corp.	35,858	2,583,927
AAON Inc.	10,750	672,843
Advanced Drainage Systems Inc.	15,260	1,778,858
Allegion PLC	24,529	3,416,890
American Woodmark Corp.(a)	4,846	395,870
Apogee Enterprises Inc.	7,181	292,482
Armstrong World Industries Inc.	13,454	1,443,076
AZEK Co. Inc. (The)(a)	29,170	1,238,558
Builders FirstSource Inc.(a)	55,575	2,370,830
Carrier Global Corp.	232,372	11,293,279
Cornerstone Building Brands Inc.(a)	11,651	211,815
CSW Industrials Inc.	3,762	445,647
Fortune Brands Home & Security Inc.	37,981	3,783,287
Gibraltar Industries Inc.(a)	8,282	631,999
Griffon Corp.	11,651	298,615
Insteel Industries Inc.	4,366	140,367
JELD-WEN Holding Inc.(a)	22,164	582,027
Johnson Controls International PLC	191,642	13,152,390
Lennox International Inc.	9,259	3,248,057
Masco Corp.	66,060	3,891,595
Masonite International Corp.(a)	6,313	705,730
Owens Corning	28,032	2,744,333
PGT Innovations Inc.(a)	15,094	350,634
Quanex Building Products Corp.	9,223	229,099
Resideo Technologies Inc.(a)	38,539	1,156,170
Simpson Manufacturing Co. Inc.	11,825	1,305,953
Trane Technologies PLC	63,511	11,694,916
Trex Co. Inc.(a)(b)	31,720	3,242,101
UFP Industries Inc.	16,625	1,235,903
View Inc.(a)	26,696	226,382
		74,763,633
Capital Markets — 3.0%
Affiliated Managers Group Inc.	11,045	1,703,249
Ameriprise Financial Inc.	31,079	7,734,942
Apollo Global Management Inc.	46,999	2,923,338
Ares Management Corp., Class A	37,775	2,402,112
Artisan Partners Asset Management Inc., Class A	15,185	771,702
Assetmark Financial Holdings Inc.(a)	6,504	162,990
B. Riley Financial Inc.	5,872	443,336
Bank of New York Mellon Corp. (The)	214,554	10,991,601
BGC Partners Inc., Class A	88,864	503,859
BlackRock Inc.(e)	38,256	33,472,852
Blackstone Group Inc. (The), NVS	181,512	17,632,076
Blucora Inc.(a)	13,378	231,573
BrightSphere Investment Group Inc.	14,943	350,114
Carlyle Group Inc. (The)	44,391	2,063,294
Cboe Global Markets Inc.	28,571	3,401,378
Charles Schwab Corp. (The)	420,012	30,581,074
CME Group Inc.	95,951	20,406,859

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Cohen & Steers Inc.	6,207	$509,533
Cowen Inc., Class A	6,282	257,876
Diamond Hill Investment Group Inc.	702	117,452
Donnelley Financial Solutions Inc.(a)	6,564	216,612
Evercore Inc., Class A	10,750	1,513,277
FactSet Research Systems Inc.	10,221	3,430,270
Federated Hermes Inc.	27,272	924,794
Focus Financial Partners Inc., Class A(a)	13,802	669,397
Franklin Resources Inc.	76,894	2,459,839
Goldman Sachs Group Inc. (The)	88,391	33,547,036
Hamilton Lane Inc., Class A	8,254	752,104
Houlihan Lokey Inc.	14,035	1,147,923
Interactive Brokers Group Inc., Class A	20,081	1,319,924
Intercontinental Exchange Inc.	148,631	17,642,500
Invesco Ltd.	90,142	2,409,496
Janus Henderson Group PLC	21,721	842,992
Jefferies Financial Group Inc.	61,574	2,105,831
KKR & Co. Inc.	147,691	8,749,215
Lazard Ltd., Class A	26,858	1,215,324
LPL Financial Holdings Inc.	21,332	2,879,393
MarketAxess Holdings Inc.	10,174	4,716,565
Moelis & Co., Class A	14,494	824,564
Moody’s Corp.	43,448	15,744,252
Morgan Stanley	371,206	34,035,878
Morningstar Inc.	5,993	1,540,860
MSCI Inc.	21,481	11,451,091
Nasdaq Inc.	30,587	5,377,195
Northern Trust Corp.	55,021	6,361,528
Open Lending Corp., Class A(a)(b)	27,380	1,179,804
Oppenheimer Holdings Inc., Class A, NVS	2,563	130,303
Piper Sandler Cos	5,044	653,501
PJT Partners Inc., Class A	6,443	459,901
Raymond James Financial Inc.	34,173	4,439,073
S&P Global Inc.	64,321	26,400,554
Sculptor Capital Management Inc.	6,260	153,933
SEI Investments Co.	30,062	1,862,942
State Street Corp.	93,042	7,655,496
StepStone Group Inc., Class A	11,553	397,423
Stifel Financial Corp.	26,452	1,715,677
StoneX Group Inc.(a)	5,393	327,193
T Rowe Price Group Inc.	60,257	11,929,078
Tradeweb Markets Inc., Class A	28,136	2,379,180
Virtu Financial Inc., Class A	24,068	664,999
Virtus Investment Partners Inc.	1,795	498,597
WisdomTree Investments Inc.	40,082	248,508
		359,635,232
Chemicals — 1.4%
AdvanSix Inc.(a)	8,021	239,507
Air Products & Chemicals Inc.	58,945	16,957,298
Albemarle Corp.	31,635	5,329,232
American Vanguard Corp.	6,936	121,449
Amyris Inc.(a)(b)	44,757	732,672
Ashland Global Holdings Inc.	15,240	1,333,500
Avient Corp.	25,726	1,264,690
Axalta Coating Systems Ltd.(a)	56,691	1,728,509
Balchem Corp.	9,065	1,189,872
Cabot Corp.	15,966	908,944
Celanese Corp.	29,825	4,521,470
CF Industries Holdings Inc.	57,866	2,977,206
Chase Corp.	2,326	238,671
Security	Shares	Value

Chemicals (continued)
Chemours Co. (The)	46,158	$1,606,298
Corteva Inc.	198,004	8,781,477
Danimer Scientific Inc.(a)	19,186	480,609
Diversey Holdings Ltd.(a)	19,441	348,188
Dow Inc.	200,150	12,665,492
DuPont de Nemours Inc.	141,852	10,980,763
Eastman Chemical Co.	36,002	4,203,234
Ecolab Inc.	66,476	13,692,062
Element Solutions Inc.	59,987	1,402,496
Ferro Corp.(a)	22,687	489,359
FMC Corp.	34,261	3,707,040
GCP Applied Technologies Inc.(a)	14,399	334,921
Hawkins Inc.	4,561	149,373
HB Fuller Co.	13,769	875,846
Huntsman Corp.	55,246	1,465,124
Ingevity Corp.(a)	11,363	924,494
Innospec Inc.	6,626	600,382
International Flavors & Fragrances Inc.	66,771	9,975,587
Koppers Holdings Inc.(a)	5,302	171,520
Kraton Corp.(a)	8,157	263,390
Kronos Worldwide Inc.	8,376	119,944
Livent Corp.(a)	40,133	776,975
LyondellBasell Industries NV, Class A	70,654	7,268,177
Minerals Technologies Inc.	9,892	778,204
Mosaic Co. (The)	92,123	2,939,645
NewMarket Corp.	1,878	604,678
Olin Corp.	39,182	1,812,559
Orion Engineered Carbons SA(a)	16,282	309,195
PPG Industries Inc.	62,934	10,684,305
PQ Group Holdings Inc.	12,250	188,160
PureCycle Technologies Inc.(a)(b)	9,361	221,388
Quaker Chemical Corp.	3,614	857,205
Rayonier Advanced Materials Inc.(a)	17,941	120,025
RPM International Inc.	33,812	2,998,448
Scotts Miracle-Gro Co. (The)	10,924	2,096,534
Sensient Technologies Corp.	11,629	1,006,606
Sherwin-Williams Co. (The)	65,310	17,793,709
Stepan Co.	6,219	747,959
Tredegar Corp.	8,549	117,720
Trinseo SA	9,986	597,562
Tronox Holdings PLC, Class A	27,457	615,037
Valvoline Inc.	51,242	1,663,315
Westlake Chemical Corp.	9,839	886,396
WR Grace & Co.(b)	15,615	1,079,309
Zymergen Inc.(a)	5,899	236,019
		167,179,749
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	17,846	791,470
ACCO Brands Corp.	28,292	244,160
ADT Inc.	42,562	459,244
Brady Corp., Class A, NVS	12,953	725,886
BrightView Holdings Inc.(a)	14,176	228,517
Brink’s Co. (The)	13,558	1,041,797
Casella Waste Systems Inc., Class A(a)(b)	13,529	858,145
Cimpress PLC(a)	4,534	491,531
Cintas Corp.	23,964	9,154,248
Clean Harbors Inc.(a)	13,734	1,279,185
Copart Inc.(a)	56,516	7,450,504
CoreCivic Inc.(a)	31,124	325,868
Covanta Holding Corp.	30,369	534,798

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Deluxe Corp.	11,090	$529,769
Driven Brands Holdings Inc.(a)	10,092	312,045
Ennis Inc.	6,628	142,635
Harsco Corp.(a)	23,248	474,724
Healthcare Services Group Inc.	20,591	650,058
Heritage-Crystal Clean Inc.(a)	5,336	158,373
Herman Miller Inc.	16,546	779,978
HNI Corp.	11,896	523,067
IAA Inc.(a)(b)	36,899	2,012,472
Interface Inc.	14,693	224,803
KAR Auction Services Inc.(a)	36,899	647,577
Kimball International Inc., Class B	9,070	119,271
Knoll Inc.	15,185	394,658
Matthews International Corp., Class A	8,068	290,125
Montrose Environmental Group Inc.(a)	5,859	314,394
MSA Safety Inc.	9,814	1,625,002
Pitney Bowes Inc.	43,058	377,619
Republic Services Inc.	55,224	6,075,192
Rollins Inc.	61,837	2,114,825
RR Donnelley & Sons Co.(a)	20,046	125,889
SP Plus Corp.(a)	6,070	185,681
Steelcase Inc., Class A	25,702	388,357
Stericycle Inc.(a)	24,475	1,751,186
Tetra Tech Inc.	14,494	1,768,848
U.S. Ecology Inc.(a)	9,256	347,285
UniFirst Corp./MA	3,588	841,888
Viad Corp.(a)	5,134	255,930
VSE Corp.	3,018	149,421
Waste Management Inc.	113,034	15,837,194
		63,003,619
Communications Equipment — 0.8%
ADTRAN Inc.	14,387	297,092
Arista Networks Inc.(a)	16,196	5,867,973
Aviat Networks Inc.(a)	1,761	57,708
CalAmp Corp.(a)	8,543	108,667
Calix Inc.(a)	14,635	695,163
Cambium Networks Corp.(a)	2,720	131,512
Ciena Corp.(a)	42,495	2,417,541
Cisco Systems Inc.	1,131,960	59,993,880
Clearfield Inc.(a)	3,471	129,989
CommScope Holding Co. Inc.(a)	50,998	1,086,767
Comtech Telecommunications Corp.	7,731	186,781
Digi International Inc.(a)	6,566	132,042
DZS Inc.(a)	5,813	120,620
EchoStar Corp., Class A(a)	14,494	352,059
EMCORE Corp.(a)	12,610	116,264
Extreme Networks Inc.(a)	29,668	331,095
F5 Networks Inc.(a)	16,011	2,988,613
Harmonic Inc.(a)	25,455	216,877
Infinera Corp.(a)	40,349	411,560
Inseego Corp.(a)	20,610	207,955
Juniper Networks Inc.	89,427	2,445,828
Lumentum Holdings Inc.(a)(b)	20,643	1,693,345
Motorola Solutions Inc.	44,373	9,622,285
NETGEAR Inc.(a)	8,878	340,205
NetScout Systems Inc.(a)	20,273	578,591
Plantronics Inc.(a)	9,332	389,424
Ribbon Communications Inc.(a)	21,239	161,629
Ubiquiti Inc.	1,872	584,420
ViaSat Inc.(a)	18,017	897,967
Security	Shares	Value

Communications Equipment (continued)
Viavi Solutions Inc.(a)	65,038	$1,148,571
		93,712,423
Construction & Engineering — 0.2%
AECOM(a)	38,745	2,453,333
Ameresco Inc., Class A(a)	7,384	463,124
API Group Corp.(a)(b)(f)	46,352	968,293
Arcosa Inc.	13,025	765,089
Argan Inc.	3,909	186,811
Comfort Systems USA Inc.	9,238	727,862
Construction Partners Inc., Class A(a)	9,040	283,856
Dycom Industries Inc.(a)	8,418	627,394
EMCOR Group Inc.	15,268	1,880,865
Fluor Corp.(a)	39,720	703,044
Granite Construction Inc.	13,623	565,763
Great Lakes Dredge & Dock Corp.(a)	14,980	218,858
IES Holdings Inc.(a)	2,274	116,793
MasTec Inc.(a)	15,256	1,618,662
MYR Group Inc.(a)	4,985	453,236
NV5 Global Inc.(a)	2,770	261,793
Primoris Services Corp.	11,707	344,537
Quanta Services Inc.	37,734	3,417,568
Sterling Construction Co. Inc.(a)(b)	6,899	166,473
Tutor Perini Corp.(a)	9,890	136,977
Valmont Industries Inc.	5,609	1,324,004
WillScot Mobile Mini Holdings Corp.(a)	47,552	1,325,274
		19,009,609
Construction Materials — 0.1%
Eagle Materials Inc.	10,787	1,532,940
Forterra Inc.(a)	9,933	233,525
Martin Marietta Materials Inc.	16,438	5,783,053
Summit Materials Inc., Class A(a)	32,498	1,132,555
U.S. Concrete Inc.(a)	4,287	316,381
Vulcan Materials Co.	34,873	6,070,343
		15,068,797
Consumer Finance — 0.7%
Ally Financial Inc.	99,301	4,949,162
American Express Co.	174,252	28,791,658
Capital One Financial Corp.	119,819	18,534,801
Credit Acceptance Corp.(a)(b)	2,537	1,152,077
Discover Financial Services	81,627	9,655,658
Encore Capital Group Inc.(a)(b)	8,878	420,728
Enova International Inc.(a)	10,236	350,173
FirstCash Inc.	11,380	869,887
Green Dot Corp., Class A(a)	14,236	666,957
LendingClub Corp.(a)(b)	26,185	474,734
LendingTree Inc.(a)(b)	2,969	629,072
Navient Corp.	49,318	953,317
Nelnet Inc., Class A	4,498	338,384
OneMain Holdings Inc.	22,275	1,334,495
Oportun Financial Corp.(a)	6,328	126,750
PRA Group Inc.(a)	12,481	480,144
PROG Holdings Inc.	18,952	912,160
Regional Management Corp.	2,774	129,102
Santander Consumer USA Holdings Inc.	17,662	641,484
SLM Corp.	91,222	1,910,189
Synchrony Financial	154,359	7,489,499
Upstart Holdings Inc.(a)	3,809	475,744
World Acceptance Corp.(a)	1,001	160,400
		81,446,575

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.4%
Amcor PLC	416,709	$4,775,485
AptarGroup Inc.	17,366	2,445,827
Ardagh Group SA	4,979	122,085
Avery Dennison Corp.	22,034	4,632,428
Ball Corp.	85,680	6,941,793
Berry Global Group Inc.(a)	35,595	2,321,506
Crown Holdings Inc.	34,261	3,501,817
Graphic Packaging Holding Co.	73,769	1,338,170
Greif Inc., Class A, NVS	6,436	389,700
Greif Inc., Class B	1,791	105,669
International Paper Co.	103,060	6,318,609
Myers Industries Inc.	9,889	207,669
O-I Glass Inc.(a)	44,417	725,330
Packaging Corp. of America	24,772	3,354,624
Pactiv Evergreen Inc.	10,779	162,439
Ranpak Holdings Corp.(a)(b)	10,656	266,720
Sealed Air Corp.	40,696	2,411,238
Silgan Holdings Inc.	22,438	931,177
Sonoco Products Co.	26,540	1,775,526
Westrock Co.	71,269	3,792,936
		46,520,748
Distributors — 0.1%
Core-Mark Holding Co. Inc.	11,607	522,431
Funko Inc., Class A(a)(b)	6,524	138,831
Genuine Parts Co.	38,180	4,828,625
LKQ Corp.(a)	75,178	3,700,261
Pool Corp.	10,419	4,778,778
		13,968,926
Diversified Consumer Services — 0.2%
2U Inc.(a)(b)	18,863	786,021
Adtalem Global Education Inc.(a)	12,975	462,429
American Public Education Inc.(a)	4,593	130,166
Bright Horizons Family Solutions Inc.(a)	16,594	2,441,143
Carriage Services Inc.	3,974	146,919
Chegg Inc.(a)(b)	38,056	3,162,834
Coursera Inc.(a)	4,061	160,653
frontdoor Inc.(a)	23,245	1,158,066
Graham Holdings Co., Class B	1,047	663,693
Grand Canyon Education Inc.(a)	13,009	1,170,420
H&R Block Inc.	49,528	1,162,918
Houghton Mifflin Harcourt Co.(a)	27,480	303,379
Laureate Education Inc., Class A(a)	32,390	469,979
OneSpaWorld Holdings Ltd.(a)	12,410	120,253
Perdoceo Education Corp.(a)	20,543	252,063
Service Corp. International	44,460	2,382,611
Strategic Education Inc.	6,031	458,718
Stride Inc.(a)(b)	11,355	364,836
Terminix Global Holdings Inc.(a)	36,958	1,763,266
Vivint Smart Home Inc.(a)(b)	19,135	252,582
WW International Inc.(a)	11,876	429,199
		18,242,148
Diversified Financial Services — 1.2%
Alerus Financial Corp.	4,198	121,784
A-Mark Precious Metals Inc.	2,399	111,553
Banco Latinoamericano de Comercio Exterior SA, Class E	11,106	170,699
Berkshire Hathaway Inc., Class B(a)	502,355	139,614,502
Cannae Holdings Inc.(a)	22,593	766,129
Equitable Holdings Inc.	104,800	3,191,160
Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	33,628	$2,068,122
		146,043,949
Diversified Telecommunication Services — 1.1%
Anterix Inc.(a)	3,160	189,568
AT&T Inc.	1,913,339	55,065,896
ATN International Inc.	3,118	141,838
Bandwidth Inc., Class A(a)(b)	6,132	845,725
Cincinnati Bell Inc.(a)	14,028	216,312
Cogent Communications Holdings Inc.	11,765	904,611
Consolidated Communications Holdings Inc.(a)	16,366	143,857
Globalstar Inc.(a)	166,521	296,407
IDT Corp., Class B(a)	5,353	197,847
Iridium Communications Inc.(a)	32,233	1,288,998
Liberty Latin America Ltd., Class A(a)	11,686	161,968
Liberty Latin America Ltd., Class C, NVS(a)(b)	42,095	593,540
Lumen Technologies Inc.	296,906	4,034,953
Ooma Inc.(a)	8,140	153,520
ORBCOMM Inc.(a)	19,396	218,011
Radius Global Infrastructure Inc., Class A(a)	16,143	234,074
Verizon Communications Inc.	1,108,049	62,083,985
		126,771,110
Electric Utilities — 1.4%
ALLETE Inc.	14,353	1,004,423
Alliant Energy Corp.	69,092	3,852,570
American Electric Power Co. Inc.	132,665	11,222,132
Avangrid Inc.	15,163	779,833
Duke Energy Corp.	206,081	20,344,316
Edison International	97,985	5,665,493
Entergy Corp.	52,978	5,281,907
Evergy Inc.	62,319	3,765,937
Eversource Energy	91,201	7,317,968
Exelon Corp.	261,330	11,579,532
FirstEnergy Corp.	147,912	5,503,806
Hawaiian Electric Industries Inc.	29,749	1,257,788
IDACORP Inc.	14,170	1,381,575
MGE Energy Inc.	9,664	719,388
NextEra Energy Inc.	524,010	38,399,453
NRG Energy Inc.	66,948	2,698,004
OGE Energy Corp.	56,301	1,894,529
Otter Tail Corp.	10,771	525,733
PG&E Corp.(a)(b)	406,279	4,131,857
Pinnacle West Capital Corp.	29,862	2,447,788
PNM Resources Inc.	22,291	1,087,132
Portland General Electric Co.	22,167	1,021,455
PPL Corp.	206,397	5,772,924
Southern Co. (The)	283,299	17,142,423
Xcel Energy Inc.	144,824	9,541,005
		164,338,971
Electrical Equipment — 0.7%
Acuity Brands Inc.(b)	9,805	1,833,829
Allied Motion Technologies Inc.	3,763	129,936
American Superconductor Corp.(a)	7,340	127,643
AMETEK Inc.	61,417	8,199,169
Array Technologies Inc.(a)(b)	33,730	526,188
Atkore Inc.(a)	12,128	861,088
AZZ Inc.	6,850	354,693
Babcock & Wilcox Enterprises Inc.(a)	17,594	138,641
Bloom Energy Corp., Class A(a)(b)	36,865	990,562
ChargePoint Holdings Inc.(a)(b)	34,058	1,183,175

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Eaton Corp. PLC	105,924	$15,695,818
Emerson Electric Co.	159,755	15,374,821
Encore Wire Corp.	5,191	393,426
EnerSys	11,712	1,144,614
FuelCell Energy Inc.(a)	86,019	765,569
Generac Holdings Inc.(a)	16,652	6,913,078
GrafTech International Ltd.	46,636	541,910
Hubbell Inc.	14,907	2,785,224
nVent Electric PLC	40,994	1,280,653
Plug Power Inc.(a)(b)	134,275	4,590,862
Regal Beloit Corp.	11,045	1,474,618
Rockwell Automation Inc.	31,096	8,894,078
Romeo Power Inc.(a)(b)	14,375	117,012
Sensata Technologies Holding PLC(a)	43,304	2,510,333
Shoals Technologies Group Inc., Class A(a)(b)	24,414	866,697
Stem Inc.(a)(b)	17,263	621,641
Sunrun Inc.(a)	53,402	2,978,764
Thermon Group Holdings Inc.(a)	8,920	151,997
TPI Composites Inc.(a)(b)	7,929	383,922
Vertiv Holdings Co.	75,382	2,057,929
Vicor Corp.(a)	4,803	507,869
		84,395,759
Electronic Equipment, Instruments & Components — 0.7%
908 Devices Inc.(a)(b)	3,274	126,868
Advanced Energy Industries Inc.	10,900	1,228,539
Aeva Technologies Inc.(a)	11,024	116,524
Akoustis Technologies Inc.(a)(b)	11,357	121,633
Amphenol Corp., Class A	156,290	10,691,799
Arlo Technologies Inc.(a)	22,082	149,495
Arrow Electronics Inc.(a)	20,061	2,283,544
Avnet Inc.	24,206	970,177
Badger Meter Inc.	7,336	719,808
Belden Inc.	10,880	550,202
Benchmark Electronics Inc.	10,846	308,677
CDW Corp./DE	37,257	6,506,935
Cognex Corp.	46,045	3,870,082
Coherent Inc.(a)	6,531	1,726,405
Corning Inc.	203,242	8,312,598
CTS Corp.	8,435	313,445
ePlus Inc.(a)	3,870	335,490
Fabrinet(a)	9,609	921,215
FARO Technologies Inc.(a)	4,291	333,711
II-VI Inc.(a)	28,427	2,063,516
Insight Enterprises Inc.(a)	9,030	903,090
IPG Photonics Corp.(a)	9,570	2,017,069
Itron Inc.(a)	12,015	1,201,260
Jabil Inc.	39,724	2,308,759
Keysight Technologies Inc.(a)	49,729	7,678,655
Kimball Electronics Inc.(a)	6,155	133,810
Knowles Corp.(a)	26,575	524,591
Littelfuse Inc.	6,410	1,633,204
Luna Innovations Inc.(a)	9,970	107,975
Methode Electronics Inc.	9,462	465,625
MicroVision Inc.(a)(b)	42,512	712,076
Napco Security Technologies Inc.(a)	3,881	141,152
National Instruments Corp.	35,640	1,506,859
nLight Inc.(a)	11,105	402,889
Novanta Inc.(a)	9,136	1,231,167
OSI Systems Inc.(a)	5,021	510,334
Ouster Inc.(a)(b)	9,817	122,614
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
PAR Technology Corp.(a)(b)	5,186	$362,709
PC Connection Inc.	3,041	140,707
Plexus Corp.(a)	7,596	694,350
Rogers Corp.(a)	5,078	1,019,662
Sanmina Corp.(a)	18,362	715,384
ScanSource Inc.(a)	6,877	193,450
SYNNEX Corp.	11,147	1,357,259
Trimble Inc.(a)	68,029	5,566,813
TTM Technologies Inc.(a)	24,537	350,879
Velodyne Lidar Inc.(a)(b)	18,788	199,904
Vishay Intertechnology Inc.	38,611	870,678
Vishay Precision Group Inc.(a)	3,385	115,225
Vontier Corp.	47,799	1,557,291
Zebra Technologies Corp., Class A(a)	14,221	7,529,877
		83,925,980
Energy Equipment & Services — 0.3%
Archrock Inc.	35,780	318,800
Aspen Aerogels Inc.(a)	6,021	180,148
Baker Hughes Co.	199,146	4,554,469
Cactus Inc., Class A	12,784	469,428
ChampionX Corp.(a)(b)	52,435	1,344,958
DMC Global Inc.(a)(b)	3,653	205,335
Dril-Quip Inc.(a)	10,134	342,833
Frank’s International NV(a)	50,239	152,224
Halliburton Co.	238,893	5,523,206
Helix Energy Solutions Group Inc.(a)(b)	36,394	207,810
Helmerich & Payne Inc.	29,649	967,447
Liberty Oilfield Services Inc., Class A(a)	21,792	308,575
Nabors Industries Ltd.(a)	2,286	261,153
National Energy Services Reunited Corp.(a)(b)	9,344	133,152
NexTier Oilfield Solutions Inc.(a)	41,581	197,926
NOV Inc.(a)	107,100	1,640,772
Oceaneering International Inc.(a)	25,228	392,800
Oil States International Inc.(a)	16,034	125,867
Patterson-UTI Energy Inc.	45,575	453,016
ProPetro Holding Corp.(a)	20,395	186,818
Schlumberger Ltd.	377,103	12,071,067
Select Energy Services Inc., Class A(a)	21,752	131,382
Solaris Oilfield Infrastructure Inc., Class A	12,173	118,565
TETRA Technologies Inc.(a)	35,664	154,782
Tidewater Inc.(a)	10,608	127,826
U.S. Silica Holdings Inc.(a)	21,754	251,476
		30,821,835
Entertainment — 1.9%
Activision Blizzard Inc.	206,608	19,718,668
AMC Entertainment Holdings Inc., Class A(a)(b)	108,108	6,127,561
Chicken Soup For The Soul Entertainment Inc.(a)(b)	3,494	144,652
Cinemark Holdings Inc.(a)	29,801	654,132
CuriosityStream Inc.(a)(b)	8,575	116,963
Electronic Arts Inc.	76,558	11,011,337
Eros STX Global Corp.(a)(b)	93,930	143,713
IMAX Corp.(a)	15,141	325,532
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	8,799	244,348
Liberty Media Corp.-Liberty Formula One, Class A(a)	6,570	280,079
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	55,287	2,665,386
Lions Gate Entertainment Corp., Class A(a)(b)	14,515	300,461

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	34,339	$628,404
Live Nation Entertainment Inc.(a)	36,261	3,176,101
Madison Square Garden Entertainment Corp.(a)(b)	5,324	447,056
Madison Square Garden Sports Corp.(a)	5,378	928,082
Marcus Corp. (The)(a)	7,143	151,503
Netflix Inc.(a)	115,553	61,036,250
Playtika Holding Corp.(a)(b)	20,924	498,828
Roku Inc.(a)	30,832	14,159,596
Skillz Inc.(a)(b)	79,285	1,722,070
Spotify Technology SA(a)(b)	36,530	10,067,303
Take-Two Interactive Software Inc.(a)	30,571	5,411,678
Walt Disney Co. (The)(a)	486,345	85,484,861
World Wrestling Entertainment Inc., Class A	11,817	684,086
Zynga Inc., Class A(a)	268,415	2,853,251
		228,981,901
Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	25,041	549,900
Agree Realty Corp.	17,009	1,198,964
Alexander & Baldwin Inc.	20,276	371,456
Alexander’s Inc.	572	153,267
Alexandria Real Estate Equities Inc.	38,706	7,042,170
American Assets Trust Inc.	12,643	471,457
American Campus Communities Inc.	37,894	1,770,408
American Finance Trust Inc.	29,156	247,243
American Homes 4 Rent, Class A	76,146	2,958,272
American Tower Corp.	120,518	32,556,733
Americold Realty Trust	65,252	2,469,788
Apartment Income REIT Corp.	41,030	1,946,053
Apartment Investment & Management Co., Class A	41,030	275,311
Apple Hospitality REIT Inc.	55,094	840,734
Armada Hoffler Properties Inc.	15,247	202,633
Ashford Hospitality Trust Inc.(a)	33,799	154,123
AvalonBay Communities Inc.	36,985	7,718,400
Boston Properties Inc.	41,506	4,756,173
Brandywine Realty Trust	50,424	691,313
Brixmor Property Group Inc.	81,674	1,869,518
Broadstone Net Lease Inc.	36,585	856,455
Brookfield Property REIT Inc., Class A	12,125	229,041
Camden Property Trust	25,626	3,399,801
CareTrust REIT Inc.	26,969	626,490
CatchMark Timber Trust Inc., Class A	17,302	202,433
Centerspace.	3,126	246,641
Chatham Lodging Trust(a)	13,130	168,983
City Office REIT Inc.	13,211	164,213
Columbia Property Trust Inc.	32,771	569,888
Community Healthcare Trust Inc.	5,942	282,007
CorePoint Lodging Inc.(a)	11,686	125,040
CoreSite Realty Corp.	11,492	1,546,823
Corporate Office Properties Trust	30,325	848,797
Cousins Properties Inc.	40,550	1,491,429
Crown Castle International Corp.	114,785	22,394,553
CubeSmart	52,759	2,443,797
CyrusOne Inc.	33,195	2,374,106
DiamondRock Hospitality Co.(a)	56,752	550,494
Digital Realty Trust Inc.	74,889	11,267,799
DigitalBridge Group Inc.(a)	131,040	1,035,216
Diversified Healthcare Trust	67,135	280,624
Douglas Emmett Inc.	45,806	1,539,998
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	100,074	$4,738,504
Easterly Government Properties Inc.	20,668	435,681
EastGroup Properties Inc.	10,402	1,710,609
Empire State Realty Trust Inc., Class A	39,411	472,932
EPR Properties(a)	21,046	1,108,703
Equinix Inc.	23,855	19,146,023
Equity Commonwealth	32,782	858,888
Equity LifeStyle Properties Inc.	45,767	3,400,946
Equity Residential.	97,838	7,533,526
Essential Properties Realty Trust Inc.	28,501	770,667
Essex Property Trust Inc.	17,197	5,159,272
Extra Space Storage Inc.	34,948	5,725,181
Farmland Partners Inc.	8,828	106,377
Federal Realty Investment Trust	20,778	2,434,558
First Industrial Realty Trust Inc.	35,058	1,831,079
Four Corners Property Trust Inc.	18,701	516,335
Franklin Street Properties Corp.	28,555	150,199
Gaming and Leisure Properties Inc.	60,227	2,790,317
GEO Group Inc. (The)	33,696	239,916
Getty Realty Corp.	8,882	276,674
Gladstone Commercial Corp.	9,969	224,901
Gladstone Land Corp.	6,070	146,044
Global Medical REIT Inc.	11,859	175,039
Global Net Lease Inc.	25,820	477,670
Healthcare Realty Trust Inc.	37,242	1,124,708
Healthcare Trust of America Inc., Class A	60,358	1,611,559
Healthpeak Properties Inc.	144,234	4,801,550
Hersha Hospitality Trust, Class A(a)	10,339	111,248
Highwoods Properties Inc.	27,598	1,246,602
Host Hotels & Resorts Inc.(a)	190,556	3,256,602
Hudson Pacific Properties Inc.	41,638	1,158,369
Independence Realty Trust Inc.	25,269	460,654
Indus Realty Trust Inc.	2,085	136,880
Industrial Logistics Properties Trust	16,765	438,237
Innovative Industrial Properties Inc.	6,425	1,227,303
Invitation Homes Inc.	150,551	5,614,047
Iron Mountain Inc.	76,025	3,217,378
iStar Inc.	16,105	333,857
JBG SMITH Properties	33,591	1,058,452
Kilroy Realty Corp.	31,620	2,202,017
Kimco Realty Corp.	111,867	2,332,427
Kite Realty Group Trust	20,979	461,748
Lamar Advertising Co., Class A	23,728	2,477,678
Lexington Realty Trust	75,025	896,549
Life Storage Inc.	20,283	2,177,380
LTC Properties Inc.	10,051	385,858
Macerich Co. (The)	51,703	943,580
Mack-Cali Realty Corp.	24,612	422,096
Medical Properties Trust Inc.	154,932	3,114,133
Mid-America Apartment Communities Inc.	30,276	5,099,084
Monmouth Real Estate Investment Corp.	27,989	523,954
National Health Investors Inc.	11,593	777,311
National Retail Properties Inc.	47,254	2,215,268
National Storage Affiliates Trust	18,669	943,905
NETSTREIT Corp.	14,392	331,880
New Senior Investment Group Inc.	22,119	194,205
NexPoint Residential Trust Inc.	6,320	347,474
Office Properties Income Trust	12,952	379,623
Omega Healthcare Investors Inc.	62,230	2,258,327
One Liberty Properties Inc.	4,697	133,348

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Outfront Media Inc.(a)	39,787	$956,082
Paramount Group Inc.	47,849	481,839
Park Hotels & Resorts Inc.(a)	67,190	1,384,786
Pebblebrook Hotel Trust	35,086	826,275
Physicians Realty Trust	56,244	1,038,827
Piedmont Office Realty Trust Inc., Class A	34,553	638,194
Plymouth Industrial REIT Inc.	7,078	141,702
PotlatchDeltic Corp.	17,775	944,741
Preferred Apartment Communities Inc., Class A	15,338	149,546
Prologis Inc.	196,824	23,526,373
PS Business Parks Inc.	5,355	792,968
Public Storage	40,416	12,152,687
QTS Realty Trust Inc., Class A	16,812	1,299,568
Rayonier Inc.	35,183	1,264,125
Realty Income Corp.	99,508	6,641,164
Regency Centers Corp.	45,481	2,913,968
Retail Opportunity Investments Corp.	29,568	522,171
Retail Properties of America Inc., Class A	56,824	650,635
Rexford Industrial Realty Inc.	36,224	2,062,957
RLJ Lodging Trust	46,770	712,307
RPT Realty	18,964	246,153
Ryman Hospitality Properties Inc.(a)	14,515	1,146,104
Sabra Health Care REIT Inc.	54,696	995,467
Safehold Inc.(b)	5,326	418,091
Saul Centers Inc.	3,262	148,258
SBA Communications Corp.	28,814	9,183,022
Seritage Growth Properties, Class A(a)	8,726	160,558
Service Properties Trust	43,746	551,200
Simon Property Group Inc.	87,100	11,364,808
SITE Centers Corp.	40,467	609,433
SL Green Realty Corp.	18,931	1,514,480
Spirit Realty Capital Inc.	30,118	1,440,845
STAG Industrial Inc.	44,816	1,677,463
STORE Capital Corp.	66,231	2,285,632
Summit Hotel Properties Inc.(a)	29,866	278,650
Sun Communities Inc.	29,040	4,977,456
Sunstone Hotel Investors Inc.(a)	54,945	682,417
Tanger Factory Outlet Centers Inc.	23,854	449,648
Terreno Realty Corp.	18,916	1,220,460
UDR Inc.	80,118	3,924,180
UMH Properties Inc.	9,892	215,843
Uniti Group Inc.	52,704	558,135
Universal Health Realty Income Trust	3,309	203,669
Urban Edge Properties	30,780	587,898
Urstadt Biddle Properties Inc., Class A	9,424	182,637
Ventas Inc.	99,894	5,703,947
VEREIT Inc.	60,089	2,759,888
VICI Properties Inc.	143,657	4,456,240
Vornado Realty Trust	48,218	2,250,334
Washington REIT	24,205	556,715
Weingarten Realty Investors	32,943	1,056,482
Welltower Inc.	111,391	9,256,592
Weyerhaeuser Co.	199,255	6,858,357
Whitestone REIT	16,034	132,281
WP Carey Inc.	47,647	3,555,419
Xenia Hotels & Resorts Inc.(a)	31,358	587,335
		377,030,888
Food & Staples Retailing — 1.2%
Albertsons Companies Inc., Class A(b)	42,614	837,791
Andersons Inc. (The)	10,012	305,666
Security	Shares	Value

Food & Staples Retailing (continued)
BJ’s Wholesale Club Holdings Inc.(a)	37,501	$1,784,298
Casey’s General Stores Inc.	10,166	1,978,710
Chefs’ Warehouse Inc. (The)(a)	7,714	245,537
Costco Wholesale Corp.	118,420	46,855,241
Grocery Outlet Holding Corp.(a)(b)	22,530	780,890
Ingles Markets Inc., Class A	4,312	251,260
Kroger Co. (The)	197,473	7,565,191
Performance Food Group Co.(a)	35,492	1,721,007
PriceSmart Inc.	6,091	554,342
Rite Aid Corp.(a)(b)	14,974	244,076
SpartanNash Co.	9,175	177,169
Sprouts Farmers Market Inc.(a)(b)	31,342	778,849
Sysco Corp.	130,490	10,145,598
U.S. Foods Holding Corp.(a)(b)	59,422	2,279,428
United Natural Foods Inc.(a)	16,667	616,346
Walmart Inc.	383,471	54,077,080
Walgreens Boots Alliance Inc.	191,976	10,099,857
Weis Markets Inc.	2,792	144,235
		141,442,571
Food Products — 1.0%
AppHarvest Inc.(a)(b)	14,863	237,808
Archer-Daniels-Midland Co.	148,900	9,023,340
B&G Foods Inc.	17,220	564,816
Beyond Meat Inc.(a)(b)	15,364	2,419,676
Bunge Ltd.	37,466	2,927,968
Calavo Growers Inc.	4,219	267,569
Cal-Maine Foods Inc.	8,513	308,256
Campbell Soup Co.	53,568	2,442,165
Conagra Brands Inc.	124,782	4,539,569
Darling Ingredients Inc.(a)	43,184	2,914,920
Flowers Foods Inc.	53,370	1,291,554
Fresh Del Monte Produce Inc.	9,120	299,866
Freshpet Inc.(a)	10,840	1,766,486
General Mills Inc.	163,426	9,957,546
Hain Celestial Group Inc. (The)(a)	23,854	957,022
Hershey Co. (The)	39,120	6,813,922
Hormel Foods Corp.	75,313	3,596,196
Hostess Brands Inc.(a)	32,850	531,842
Ingredion Inc.	18,238	1,650,539
J&J Snack Foods Corp.	4,198	732,173
JM Smucker Co. (The)	28,174	3,650,505
John B Sanfilippo & Son Inc.	2,006	177,671
Kellogg Co.	66,874	4,302,004
Kraft Heinz Co. (The)	178,406	7,275,397
Lamb Weston Holdings Inc.	39,486	3,184,941
Lancaster Colony Corp.	5,155	997,544
Limoneira Co.	7,089	124,412
McCormick & Co. Inc./MD, NVS	67,361	5,949,324
Mission Produce Inc.(a)	13,583	281,304
Mondelez International Inc., Class A	373,486	23,320,466
Pilgrim’s Pride Corp.(a)	15,230	337,801
Post Holdings Inc.(a)	16,248	1,762,421
Sanderson Farms Inc.	5,309	997,933
Seaboard Corp.	75	290,155
Simply Good Foods Co. (The)(a)	22,972	838,708
Tattooed Chef Inc.(a)(b)	12,593	270,120
Tootsie Roll Industries Inc.	4,020	136,318
TreeHouse Foods Inc.(a)	13,518	601,821
Tyson Foods Inc., Class A	76,437	5,637,993
Utz Brands Inc.	15,885	346,134

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Vital Farms Inc.(a)(b)	6,713	$133,991
Whole Earth Brands Inc.(a)	11,650	168,925
		114,029,121
Gas Utilities — 0.1%
Atmos Energy Corp.	34,940	3,358,083
Brookfield Infrastructure Corp., Class A	8,878	669,401
Chesapeake Utilities Corp.	4,615	555,323
National Fuel Gas Co.	22,883	1,195,637
New Jersey Resources Corp.	26,871	1,063,286
Northwest Natural Holding Co.	8,848	464,697
ONE Gas Inc.	14,707	1,090,083
South Jersey Industries Inc.	26,038	675,165
Southwest Gas Holdings Inc.	15,451	1,022,702
Spire Inc.	13,768	995,013
UGI Corp.	57,402	2,658,287
		13,747,677
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	464,246	53,820,039
ABIOMED Inc.(a)	12,212	3,811,487
Accuray Inc.(a)	25,445	115,011
Align Technology Inc.(a)	21,060	12,867,660
Alphatec Holdings Inc.(a)	14,868	227,778
AngioDynamics Inc.(a)	10,402	282,206
Apyx Medical Corp.(a)	13,844	142,732
Asensus Surgical Inc.(a)	68,588	217,424
Aspira Women’s Health Inc.(a)(b)	26,956	151,493
AtriCure Inc.(a)	12,260	972,586
Atrion Corp.	382	237,195
Avanos Medical Inc.(a)	12,284	446,769
Axogen Inc.(a)	8,453	182,669
Axonics Inc.(a)	11,042	700,173
Baxter International Inc.	134,028	10,789,254
Becton Dickinson and Co.	77,103	18,750,679
BioLife Solutions Inc.(a)	6,839	304,404
Boston Scientific Corp.(a)	378,970	16,204,757
Butterfly Network Inc.(a)(b)	10,378	150,273
Cardiovascular Systems Inc.(a)	10,144	432,642
Cerus Corp.(a)	39,528	233,610
ClearPoint Neuro Inc.(a)(b)	7,652	146,077
CONMED Corp.	7,105	976,440
Cooper Companies Inc. (The)	12,924	5,121,393
CryoLife Inc.(a)	10,750	305,300
CryoPort Inc.(a)	10,282	648,794
Cutera Inc.(a)	4,190	205,436
CytoSorbents Corp.(a)	15,979	120,641
Danaher Corp.	169,527	45,494,266
DENTSPLY SIRONA Inc.	59,422	3,759,036
Dexcom Inc.(a)(b)	25,793	11,013,611
Eargo Inc.(a)	6,037	240,937
Edwards Lifesciences Corp.(a)	165,141	17,103,653
Envista Holdings Corp.(a)(b)	43,939	1,898,604
Glaukos Corp.(a)(b)	12,068	1,023,728
Globus Medical Inc., Class A(a)	20,287	1,572,851
Haemonetics Corp.(a)	13,946	929,361
Heska Corp.(a)	2,562	588,568
Hill-Rom Holdings Inc.	18,707	2,124,928
Hologic Inc.(a)	67,565	4,507,937
ICU Medical Inc.(a)	5,206	1,071,395
IDEXX Laboratories Inc.(a)	22,603	14,274,925
Inari Medical Inc.(a)	9,223	860,321
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inogen Inc.(a)	4,755	$309,883
Insulet Corp.(a)	18,111	4,971,651
Integer Holdings Corp.(a)	9,264	872,669
Integra LifeSciences Holdings Corp.(a)	19,653	1,341,121
Intersect ENT Inc.(a)	8,044	137,472
Intuitive Surgical Inc.(a)	31,576	29,038,553
iRhythm Technologies Inc.(a)	8,116	538,497
Lantheus Holdings Inc.(a)	19,344	534,668
LeMaitre Vascular Inc.	4,850	295,947
LivaNova PLC(a)	13,611	1,144,821
Masimo Corp.(a)	13,436	3,257,558
Medtronic PLC.	359,625	44,640,251
Meridian Bioscience Inc.(a)	10,289	228,210
Merit Medical Systems Inc.(a)	14,420	932,397
Mesa Laboratories Inc.	1,415	383,706
Natus Medical Inc.(a)	8,969	233,015
Neogen Corp.(a)	28,875	1,329,405
Neuronetics Inc.(a)(b)	7,539	120,775
Nevro Corp.(a)(b)	9,256	1,534,552
Novocure Ltd.(a)(b)	27,396	6,076,981
NuVasive Inc.(a)(b)	14,636	992,028
OraSure Technologies Inc.(a)	16,547	167,787
Ortho Clinical Diagnostics Holdings PLC(a)(b)	24,102	516,024
Orthofix Medical Inc.(a)	4,696	188,357
OrthoPediatrics Corp.(a)	2,911	183,917
Outset Medical Inc.(a)(b)	12,828	641,143
PAVmed Inc.(a)	24,304	155,546
Penumbra Inc.(a)	9,124	2,500,523
Pulmonx Corp.(a)(b)	8,177	360,769
Quidel Corp.(a)	10,296	1,319,124
ResMed Inc.	38,842	9,575,330
SeaSpine Holdings Corp.(a)	5,938	121,788
Senseonics Holdings Inc.(a)(b)	110,252	423,368
Shockwave Medical Inc.(a)	9,055	1,718,005
SI-BONE Inc.(a)	7,720	242,948
Sientra Inc.(a)	17,620	140,255
Silk Road Medical Inc.(a)	7,339	351,245
STAAR Surgical Co.(a)	12,876	1,963,590
Stereotaxis Inc.(a)	15,570	150,095
STERIS PLC	26,401	5,446,526
Stryker Corp.	93,186	24,203,200
Surmodics Inc.(a)	3,911	212,172
Tactile Systems Technology Inc.(a)	4,805	249,860
Tandem Diabetes Care Inc.(a)	16,160	1,573,984
Teleflex Inc.	12,525	5,032,420
TransMedics Group Inc.(a)	6,869	227,913
Treace Medical Concepts Inc.(a)	4,386	137,106
Vapotherm Inc.(a)(b)	6,840	161,698
Varex Imaging Corp.(a)	9,996	268,093
ViewRay Inc.(a)(b)	41,096	271,234
West Pharmaceutical Services Inc.	19,653	7,057,392
Zimmer Biomet Holdings Inc.	55,670	8,952,849
		408,457,464
Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)	31,425	1,038,911
Acadia Healthcare Co. Inc.(a)	23,368	1,466,342
Accolade Inc.(a)(b)	13,425	729,112
AdaptHealth Corp.(a)	20,509	562,152
Addus HomeCare Corp.(a)	3,548	309,528
Agiliti Inc.(a)	7,399	161,816

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
agilon health Inc.(a)	14,739	$597,961
Alignment Healthcare Inc.(a)(b)	7,881	184,179
Amedisys Inc.(a)	8,939	2,189,429
AmerisourceBergen Corp.	40,136	4,595,171
AMN Healthcare Services Inc.(a)	12,421	1,204,589
Anthem Inc.	65,459	24,992,246
Apollo Medical Holdings Inc.(a)(b)	9,483	595,627
Aveanna Healthcare Holdings Inc.(a)	13,829	171,065
Brookdale Senior Living Inc.(a)	50,365	397,884
Cardinal Health Inc.	77,722	4,437,149
Castle Biosciences Inc.(a)(b)	4,428	324,705
Centene Corp.(a)	154,800	11,289,564
Chemed Corp.	4,256	2,019,472
Cigna Corp.	91,324	21,650,181
Community Health Systems Inc.(a)	32,406	500,349
CorVel Corp.(a)	2,121	284,850
Covetrus Inc.(a)	31,701	855,927
Cross Country Healthcare Inc.(a)	12,219	201,736
CVS Health Corp.	351,827	29,356,445
DaVita Inc.(a)	19,110	2,301,417
Encompass Health Corp.	27,598	2,153,472
Ensign Group Inc. (The)	13,954	1,209,393
Fulgent Genetics Inc.(a)(b)	5,351	493,523
Guardant Health Inc.(a)	24,570	3,051,348
Hanger Inc.(a)	9,814	248,098
HCA Healthcare Inc.	69,559	14,380,628
HealthEquity Inc.(a)(b)	21,913	1,763,558
Henry Schein Inc.(a)	37,553	2,786,057
Humana Inc.	34,381	15,221,156
Innovage Holding Corp.(a)	5,837	124,386
Joint Corp. (The)(a)	2,877	241,438
Laboratory Corp. of America Holdings(a)	26,045	7,184,513
LHC Group Inc.(a)	8,330	1,668,166
Magellan Health Inc.(a)	6,541	616,162
McKesson Corp.	42,799	8,184,881
MEDNAX Inc.(a)	21,074	635,381
ModivCare Inc.(a)	3,143	534,530
Molina Healthcare Inc.(a)	15,512	3,925,467
National HealthCare Corp.	3,571	249,613
National Research Corp.	3,831	175,843
Oak Street Health Inc.(a)(b)	28,095	1,645,524
Ontrak Inc.(a)(b)	3,719	120,793
Option Care Health Inc.(a)	28,866	631,299
Owens & Minor Inc.	19,848	840,166
Patterson Companies Inc.	21,967	667,577
Pennant Group Inc. (The)(a)	7,006	286,545
PetIQ Inc.(a)	5,296	204,426
Premier Inc., Class A	33,366	1,160,803
Privia Health Group Inc.(a)	5,728	254,151
Progyny Inc.(a)	17,241	1,017,219
Quest Diagnostics Inc.	34,632	4,570,385
R1 RCM Inc.(a)	36,929	821,301
RadNet Inc.(a)	9,814	330,634
Select Medical Holdings Corp.	31,004	1,310,229
Signify Health Inc., Class A(a)(b)	6,161	187,479
Surgery Partners Inc.(a)	7,128	474,867
Tenet Healthcare Corp.(a)	28,022	1,877,194
Tivity Health Inc.(a)	11,924	313,720
Triple-S Management Corp.(a)	6,507	144,911
U.S. Physical Therapy Inc.	3,598	416,900
Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Inc.	251,992	$100,907,676
Universal Health Services Inc., Class B	20,251	2,965,354
		298,414,573
Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	40,843	756,004
American Well Corp., Class A(a)(b)	53,198	669,231
Cerner Corp.	79,969	6,250,377
Certara Inc.(a)(b)	11,551	327,240
Change Healthcare Inc.(a)(b)	68,936	1,588,285
Computer Programs & Systems Inc.	4,069	135,213
Evolent Health Inc., Class A(a)(b)	22,915	483,965
Health Catalyst Inc.(a)	12,300	682,773
HealthStream Inc.(a)	7,027	196,334
Icad Inc.(a)	7,015	121,430
Inovalon Holdings Inc., Class A(a)	21,177	721,712
Inspire Medical Systems Inc.(a)	7,132	1,378,330
Multiplan Corp.(a)(b)	106,448	1,013,385
NextGen Healthcare Inc.(a)	13,526	224,396
Omnicell Inc.(a)	11,796	1,786,504
OptimizeRx Corp.(a)	5,253	325,161
Phreesia Inc.(a)	9,089	557,156
Schrodinger Inc.(a)	12,259	926,903
Simulations Plus Inc.(b)	4,246	233,148
Tabula Rasa HealthCare Inc.(a)(b)	4,843	242,150
Teladoc Health Inc.(a)(b)	39,303	6,535,696
Veeva Systems Inc., Class A(a)	36,744	11,425,547
Vocera Communications Inc.(a)	7,963	317,325
		36,898,265
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment Inc.(a)	11,586	137,526
Aramark	62,876	2,342,131
Bally’s Corp.(a)	8,589	464,751
BJ’s Restaurants Inc.(a)(b)	6,133	301,376
Bloomin’ Brands Inc.(a)	23,552	639,201
Bluegreen Vacations Holding Corp., Class A(a)	6,403	115,254
Booking Holdings Inc.(a)	10,989	24,044,921
Boyd Gaming Corp.(a)	21,530	1,323,880
Brinker International Inc.(a)	12,260	758,281
Caesars Entertainment Inc.(a)(b)	53,344	5,534,440
Carnival Corp.(a)	227,507	5,997,085
Cheesecake Factory Inc. (The)(a)(b)	11,841	641,545
Chipotle Mexican Grill Inc.(a)	7,494	11,618,248
Choice Hotels International Inc.	9,727	1,156,151
Churchill Downs Inc.	9,828	1,948,499
Chuy’s Holdings Inc.(a)	4,046	150,754
Cracker Barrel Old Country Store Inc.	6,612	981,618
Darden Restaurants Inc.	35,127	5,128,191
Dave & Buster’s Entertainment Inc.(a)	12,974	526,744
Del Taco Restaurants Inc.	11,638	116,496
Denny’s Corp.(a)	17,842	294,215
Dine Brands Global Inc.(a)	4,634	413,584
Domino’s Pizza Inc.	10,442	4,871,089
DraftKings Inc., Class A(a)	81,181	4,235,213
El Pollo Loco Holdings Inc.(a)	7,503	137,230
ESC Diamond Resorts Inc.(a)(d)	11,187	0	(g)
Everi Holdings Inc.(a)	24,533	611,853
Expedia Group Inc.(a)	37,951	6,212,958
GAN Ltd.(a)(b)	11,497	189,011
Golden Entertainment Inc.(a)	5,327	238,650
Golden Nugget Online Gaming Inc.(a)	9,978	127,319

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Inc.(a)	23,732	$982,267
Hilton Worldwide Holdings Inc.(a)	73,108	8,818,287
Hyatt Hotels Corp., Class A(a)	10,302	799,847
International Game Technology PLC(a)	25,599	613,352
Jack in the Box Inc.	6,730	749,991
Las Vegas Sands Corp.(a)	88,605	4,668,597
Lindblad Expeditions Holdings Inc.(a)(b)	8,283	132,611
Marriott International Inc./MD, Class A(a)	72,283	9,868,075
Marriott Vacations Worldwide Corp.(a)	11,047	1,759,787
McDonald’s Corp.	200,045	46,208,395
MGM Resorts International	108,990	4,648,423
Monarch Casino & Resort Inc.(a)	3,705	245,160
NEOGAMES SA(a)	1,877	115,379
Noodles & Co.(a)(b)	12,279	153,242
Norwegian Cruise Line Holdings Ltd.(a)(b)	99,549	2,927,736
Papa John’s International Inc.	8,899	929,412
Penn National Gaming Inc.(a)	42,822	3,275,455
Planet Fitness Inc., Class A(a)	22,982	1,729,395
RCI Hospitality Holdings Inc.	2,991	198,004
Red Robin Gourmet Burgers Inc.(a)	3,693	122,275
Red Rock Resorts Inc., Class A(a)	18,061	767,592
Royal Caribbean Cruises Ltd.(a)	58,724	5,007,983
Rush Street Interactive Inc.(a)	14,605	179,057
Ruth’s Hospitality Group Inc.(a)	8,628	198,703
Scientific Games Corp./DE, Class A(a)	25,483	1,973,404
SeaWorld Entertainment Inc.(a)	14,321	715,191
Shake Shack Inc., Class A(a)	9,633	1,030,924
Six Flags Entertainment Corp.(a)	21,823	944,499
Starbucks Corp.	314,831	35,201,254
Texas Roadhouse Inc.	18,758	1,804,520
Travel + Leisure Co.	22,383	1,330,669
Vail Resorts Inc.(a)	10,841	3,431,393
Wendy’s Co. (The)	48,839	1,143,809
Wingstop Inc.	8,461	1,333,707
Wyndham Hotels & Resorts Inc.	24,961	1,804,431
Wynn Resorts Ltd.(a)	28,529	3,489,097
Yum China Holdings Inc.	112,407	7,446,964
Yum! Brands Inc.	79,356	9,128,321
		247,135,422
Household Durables — 0.5%
Beazer Homes USA Inc.(a)	10,018	193,247
Cavco Industries Inc.(a)	2,430	539,922
Century Communities Inc.	7,297	485,542
DR Horton Inc.	89,401	8,079,168
Ethan Allen Interiors Inc.	6,144	169,574
Garmin Ltd.	40,781	5,898,564
GoPro Inc., Class A(a)(b)	32,278	376,039
Green Brick Partners Inc.(a)	8,421	191,494
Helen of Troy Ltd.(a)	6,513	1,485,746
Hooker Furniture Corp.	3,158	109,393
Hovnanian Enterprises Inc., Class A(a)	1,369	145,511
Installed Building Products Inc.	6,135	750,679
iRobot Corp.(a)(b)	7,400	691,086
KB Home	23,700	965,064
La-Z-Boy Inc.	13,006	481,742
Leggett & Platt Inc.	36,958	1,914,794
Lennar Corp., Class A	72,674	7,220,162
Lennar Corp., Class B	3,767	306,822
LGI Homes Inc.(a)	6,070	982,976
Lovesac Co. (The)(a)(b)	2,824	225,327
Security	Shares	Value

Household Durables (continued)
M/I Homes Inc.(a)	7,423	$435,507
MDC Holdings Inc.	15,150	766,590
Meritage Homes Corp.(a)	10,503	988,122
Mohawk Industries Inc.(a)	15,062	2,894,766
Newell Brands Inc.	104,031	2,857,732
NVR Inc.(a)	884	4,396,397
PulteGroup Inc.	71,071	3,878,345
Purple Innovation Inc., Class A(a)(b)	13,371	353,128
Skyline Champion Corp.(a)	13,663	728,238
Sonos Inc.(a)	32,854	1,157,446
Taylor Morrison Home Corp.(a)	32,739	864,964
Tempur Sealy International Inc.	50,765	1,989,480
Toll Brothers Inc.	30,015	1,735,167
TopBuild Corp.(a)	8,899	1,760,044
TRI Pointe Homes Inc.(a)	30,545	654,579
Tupperware Brands Corp.(a)	13,672	324,710
Universal Electronics Inc.(a)	3,698	179,353
Vuzix Corp.(a)	16,310	299,289
Whirlpool Corp.	16,086	3,507,070
		60,983,779
Household Products — 1.1%
Central Garden & Pet Co.(a)	2,634	139,418
Central Garden & Pet Co., Class A, NVS(a)	11,808	570,326
Church & Dwight Co. Inc.	65,648	5,594,523
Clorox Co. (The)	32,965	5,930,733
Colgate-Palmolive Co.	223,600	18,189,860
Energizer Holdings Inc.	19,655	844,772
Kimberly-Clark Corp.	89,867	12,022,407
Procter & Gamble Co. (The)	652,176	87,998,108
Reynolds Consumer Products Inc.	13,147	399,011
Spectrum Brands Holdings Inc.	11,686	993,777
WD-40 Co.	3,651	935,715
		133,618,650
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	178,204	4,645,778
Brookfield Renewable Corp., Class A	35,152	1,474,275
Clearway Energy Inc., Class A	8,459	213,336
Clearway Energy Inc., Class C	23,541	623,366
Ormat Technologies Inc.	11,231	780,891
Sunnova Energy International Inc.(a)(b)	22,780	857,895
Vistra Corp.	134,336	2,491,933
		11,087,474
Industrial Conglomerates — 1.0%
3M Co.	154,734	30,734,814
Carlisle Companies Inc.	13,757	2,632,815
General Electric Co.	2,337,360	31,460,866
Honeywell International Inc.	186,126	40,826,738
Raven Industries Inc.	9,139	528,691
Roper Technologies Inc.	27,957	13,145,381
		119,329,305
Insurance — 2.0%
Aflac Inc.	179,733	9,644,473
Alleghany Corp.(a)	3,506	2,338,747
Allstate Corp. (The)	79,070	10,313,891
Ambac Financial Group Inc.(a)	13,250	207,495
American Equity Investment Life Holding Co.	23,813	769,636
American Financial Group Inc./OH	18,793	2,343,863
American International Group Inc.	229,848	10,940,765
American National Group Inc.	1,812	269,173

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
AMERISAFE Inc.	4,986	$297,614
Aon PLC, Class A	59,716	14,257,792
Arch Capital Group Ltd.(a)	107,064	4,169,072
Argo Group International Holdings Ltd.	8,408	435,787
Arthur J Gallagher & Co.	54,952	7,697,676
Assurant Inc.	16,405	2,562,133
Assured Guaranty Ltd.	20,966	995,466
Athene Holding Ltd., Class A(a)	31,813	2,147,377
Axis Capital Holdings Ltd.	19,460	953,735
Brighthouse Financial Inc.(a)	24,088	1,096,968
Brown & Brown Inc.	63,364	3,367,163
BRP Group Inc., Class A(a)	11,636	310,099
Chubb Ltd.	119,544	19,000,323
Cincinnati Financial Corp.	40,743	4,751,449
CNA Financial Corp.	8,199	372,973
CNO Financial Group Inc.	38,102	899,969
eHealth Inc.(a)	6,349	370,782
Employers Holdings Inc.	7,711	330,031
Enstar Group Ltd.(a)	3,262	779,357
Erie Indemnity Co., Class A, NVS	7,059	1,364,858
Everest Re Group Ltd.	10,716	2,700,539
Fidelity National Financial Inc.	75,852	3,296,528
First American Financial Corp.	29,549	1,842,380
Genworth Financial Inc., Class A(a)	136,479	532,268
Globe Life Inc.	28,555	2,719,864
GoHealth Inc., Class A(a)	11,453	128,388
Goosehead Insurance Inc., Class A	4,717	600,474
Hanover Insurance Group Inc. (The)	9,588	1,300,516
Hartford Financial Services Group Inc. (The)	94,790	5,874,136
HCI Group Inc.	2,051	203,931
Horace Mann Educators Corp.	10,907	408,140
James River Group Holdings Ltd.	8,472	317,869
Kemper Corp.	16,669	1,231,839
Kinsale Capital Group Inc.	5,885	969,671
Lemonade Inc.(a)(b)	10,286	1,125,391
Lincoln National Corp.	52,458	3,296,461
Loews Corp.	59,916	3,274,409
Markel Corp.(a)	3,693	4,382,520
Marsh & McLennan Companies Inc.	135,632	19,080,710
MBIA Inc.(a)(b)	15,280	168,080
Mercury General Corp.	7,165	465,367
MetLife Inc.	196,611	11,767,168
National Western Life Group Inc., Class A	580	130,146
Old Republic International Corp.	76,458	1,904,569
Palomar Holdings Inc.(a)	5,764	434,951
Primerica Inc.	10,823	1,657,434
Principal Financial Group Inc.	71,263	4,503,109
ProAssurance Corp.	13,261	301,688
Progressive Corp. (The)	155,832	15,304,261
Prudential Financial Inc.	104,846	10,743,570
Reinsurance Group of America Inc.	18,945	2,159,730
RenaissanceRe Holdings Ltd.	13,012	1,936,446
RLI Corp.	10,792	1,128,735
Safety Insurance Group Inc.	4,021	314,764
Selective Insurance Group Inc.	15,731	1,276,571
Selectquote Inc.(a)	35,675	687,100
SiriusPoint Ltd.(a)(b)	19,853	199,920
Stewart Information Services Corp.	6,984	395,923
Travelers Companies Inc. (The)	67,259	10,069,345
Trupanion Inc.(a)(b)	9,753	1,122,570
Security	Shares	Value

Insurance (continued)
United Fire Group Inc.	6,065	$168,182
Universal Insurance Holdings Inc.	8,799	122,130
Unum Group	56,382	1,601,249
W R Berkley Corp.	38,349	2,854,316
Watford Holdings Ltd.(a)	5,498	192,375
White Mountains Insurance Group Ltd.(b)	804	923,016
Willis Towers Watson PLC	34,280	7,885,086
		236,692,502
Interactive Media & Services — 5.6%
Alphabet Inc., Class A(a)	80,569	196,732,579
Alphabet Inc., Class C, NVS(a)	75,966	190,395,105
Cargurus Inc.(a)	23,668	620,812
Cars.com Inc.(a)(b)	19,114	273,904
Eventbrite Inc., Class A(a)(b)	18,970	360,430
EverQuote Inc., Class A(a)(b)	3,850	125,818
Facebook Inc., Class A(a)	641,075	222,908,188
fuboTV Inc.(a)(b)	35,803	1,149,634
IAC/InterActiveCorp.(a)	20,764	3,201,186
Match Group Inc.(a)(b)	72,144	11,633,220
MediaAlpha Inc., Class A(a)(b)	4,863	204,732
Pinterest Inc., Class A(a)	146,294	11,549,911
QuinStreet Inc.(a)	12,622	234,517
TripAdvisor Inc.(a)	28,146	1,134,284
TrueCar Inc.(a)(b)	24,608	139,035
Twitter Inc.(a)	208,659	14,357,826
Vimeo Inc.(a)	33,714	1,651,986
Yelp Inc.(a)	19,114	763,795
Zillow Group Inc., Class A(a)	16,165	1,980,698
Zillow Group Inc., Class C, NVS(a)(b)	43,646	5,334,414
		664,752,074
Internet & Direct Marketing Retail — 3.7%
1-800-Flowers.com Inc., Class A(a)(b)	6,406	204,159
Amazon.com Inc.(a)	116,264	399,966,762
CarParts.com Inc.(a)	12,937	263,397
DoorDash Inc., Class A(a)	22,433	4,000,477
eBay Inc.	181,382	12,734,830
Etsy Inc.(a)	33,921	6,982,299
Groupon Inc.(a)	6,145	265,218
Lands’ End Inc.(a)	3,762	154,430
Liquidity Services Inc.(a)	5,876	149,544
Overstock.com Inc.(a)(b)	11,766	1,084,825
PetMed Express Inc.	4,970	158,295
Quotient Technology Inc.(a)	20,697	223,735
Qurate Retail Inc., Series A	99,503	1,302,494
RealReal Inc. (The)(a)	18,753	370,559
Revolve Group Inc.(a)	9,462	651,932
Shutterstock Inc.	6,148	603,549
Stamps.com Inc.(a)	4,657	932,751
Stitch Fix Inc., Class A(a)	16,730	1,008,819
Wayfair Inc., Class A(a)(b)	20,152	6,362,188
		437,420,263
IT Services — 5.2%
Accenture PLC, Class A	170,345	50,216,003
Akamai Technologies Inc.(a)(b)	42,839	4,995,027
Alliance Data Systems Corp.	13,024	1,356,971
Amdocs Ltd.	34,195	2,645,325
Automatic Data Processing Inc.	113,472	22,537,809
BigCommerce Holdings Inc., Series 1(a)(b)	11,947	775,599
Brightcove Inc.(a)(b)	12,644	181,441

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	31,281	$5,052,820
Cantaloupe Inc.(a)(b)	17,387	206,210
Cass Information Systems Inc.	3,471	141,443
Cognizant Technology Solutions Corp., Class A	140,666	9,742,527
Concentrix Corp.(a)	11,147	1,792,438
Conduent Inc.(a)	38,653	289,897
CSG Systems International Inc.	8,499	400,983
DigitalOcean Holdings Inc.(a)	4,088	227,252
DXC Technology Co.(a)	70,698	2,752,980
EPAM Systems Inc.(a)(b)	14,464	7,390,525
Euronet Worldwide Inc.(a)	13,588	1,839,136
EVERTEC Inc.	16,387	715,293
Evo Payments Inc., Class A(a)	14,036	389,359
ExlService Holdings Inc.(a)	7,938	843,492
Fastly Inc., Class A(a)(b)	28,422	1,693,951
Fidelity National Information Services Inc.	165,606	23,461,402
Fiserv Inc.(a)	159,929	17,094,811
FleetCor Technologies Inc.(a)	21,778	5,576,475
Gartner Inc.(a)	22,687	5,494,791
Genpact Ltd.	50,148	2,278,224
Global Payments Inc.	78,456	14,713,638
Globant SA(a)	10,645	2,333,171
GoDaddy Inc., Class A(a)	45,576	3,963,289
GreenSky Inc., Class A(a)	21,913	121,617
Grid Dynamics Holdings Inc.(a)	7,441	111,838
Hackett Group Inc. (The)	8,041	144,899
I3 Verticals Inc., Class A(a)	3,690	111,512
International Business Machines Corp.	239,365	35,088,515
International Money Express Inc.(a)	9,727	144,446
Jack Henry & Associates Inc.	19,537	3,194,495
Limelight Networks Inc.(a)	37,184	117,130
LiveRamp Holdings Inc.(a)	16,967	794,904
Marathon Digital Holdings Inc.(a)(b)	25,341	794,947
Mastercard Inc., Class A	234,376	85,568,334
Maximus Inc.	16,730	1,471,738
MoneyGram International Inc.(a)(b)	20,585	207,497
MongoDB Inc.(a)	14,325	5,178,774
Okta Inc.(a)	33,386	8,168,886
Paya Holdings Inc., Class A(a)(b)	23,357	257,394
Paychex Inc.	86,457	9,276,836
PayPal Holdings Inc.(a)	314,751	91,743,621
Paysafe Ltd.(a)(b)	85,022	1,029,616
Perficient Inc.(a)(b)	9,698	779,913
Rackspace Technology Inc.(a)(b)	16,150	316,701
Repay Holdings Corp.(a)(b)	16,333	392,645
Sabre Corp.(a)	87,154	1,087,682
Shift4 Payments Inc., Class A(a)(b)	11,717	1,098,117
Snowflake Inc., Class A(a)(b)	31,917	7,717,531
Square Inc., Class A(a)	104,532	25,484,902
StoneCo Ltd., Class A(a)	59,261	3,974,043
Switch Inc., Class A	31,227	659,202
Sykes Enterprises Inc.(a)	9,500	510,150
TTEC Holdings Inc.	4,746	489,265
Tucows Inc., Class A(a)	2,347	188,511
Twilio Inc., Class A(a)	43,362	17,091,566
Unisys Corp.(a)(b)	18,400	465,704
VeriSign Inc.(a)	26,452	6,022,856
Verra Mobility Corp.(a)	37,894	582,431
Visa Inc., Class A	453,415	106,017,495
Western Union Co. (The)	112,904	2,593,405
Security	Shares	Value

IT Services (continued)
WEX Inc.(a)	11,900	$2,307,410
Wix.com Ltd.(a)	14,260	4,139,393
		616,548,203
Leisure Products — 0.2%
Acushnet Holdings Corp.	9,610	474,734
American Outdoor Brands Inc.(a)	3,834	134,727
AMMO Inc.(a)	22,364	218,944
Brunswick Corp./DE	20,548	2,046,992
Callaway Golf Co.	31,009	1,045,934
Clarus Corp.	6,617	170,057
Genius Brands International Inc.(a)	83,735	154,072
Hasbro Inc.	35,129	3,320,393
Hayward Holdings Inc.(a)	11,060	287,781
Johnson Outdoors Inc., Class A	1,480	179,080
Latham Group Inc.(a)	8,981	287,033
Malibu Boats Inc., Class A(a)	5,198	381,169
MasterCraft Boat Holdings Inc.(a)	5,334	140,231
Mattel Inc.(a)	92,542	1,860,094
Nautilus Inc.(a)(b)	8,118	136,788
Peloton Interactive Inc., Class A(a)	69,750	8,650,395
Polaris Inc.	15,818	2,166,433
Smith & Wesson Brands Inc.	15,300	530,910
Sturm Ruger & Co. Inc.	4,219	379,626
Vista Outdoor Inc.(a)	16,119	745,987
YETI Holdings Inc.(a)(b)	21,957	2,016,092
		25,327,472
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)	22,516	4,409,083
Adaptive Biotechnologies Corp.(a)(b)	29,968	1,224,493
Agilent Technologies Inc.	82,148	12,142,296
Avantor Inc.(a)	155,255	5,513,105
Berkeley Lights Inc.(a)(b)	12,667	567,608
BioNano Genomics Inc.(a)(b)	74,656	547,229
Bio-Rad Laboratories Inc., Class A(a)	5,801	3,737,526
Bio-Techne Corp.	10,631	4,786,714
Bruker Corp.(b)	28,583	2,171,736
Charles River Laboratories International Inc.(a)	13,558	5,015,375
ChromaDex Corp.(a)	13,223	130,379
Codexis Inc.(a)	13,586	307,859
Contra Aduro Biotech I(a)(d)	4,039	12,117
Fluidigm Corp.(a)	22,408	138,033
Harvard Bioscience Inc.(a)	16,631	138,536
Illumina Inc.(a)	39,078	18,492,100
Inotiv Inc.(a)(b)	5,111	136,362
IQVIA Holdings Inc.(a)	51,263	12,422,050
Luminex Corp.	12,954	476,707
Maravai LifeSciences Holdings Inc., Class A(a)	23,405	976,691
Medpace Holdings Inc.(a)	7,527	1,329,494
Mettler-Toledo International Inc.(a)	6,121	8,479,666
NanoString Technologies Inc.(a)	12,090	783,311
NeoGenomics Inc.(a)(b)	28,695	1,296,153
Pacific Biosciences of California Inc.(a)	49,083	1,716,433
PerkinElmer Inc.	30,165	4,657,778
Personalis Inc.(a)	10,664	269,799
PPD Inc.(a)	44,091	2,032,154
QIAGEN NV(a)(b)	62,162	3,007,398
Quanterix Corp.(a)	7,007	411,031
Repligen Corp.(a)	14,905	2,975,336
Seer Inc.(a)	3,951	129,514
Sotera Health Co.(a)	21,667	524,991

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)	27,600	$2,469,924
Thermo Fisher Scientific Inc.	105,239	53,089,918
Waters Corp.(a)	16,522	5,710,168
		162,229,067
Machinery — 1.9%
AGCO Corp.	16,648	2,170,566
AgEagle Aerial Systems Inc.(a)(b)	21,642	114,053
Alamo Group Inc.	2,442	372,845
Albany International Corp., Class A	8,125	725,238
Allison Transmission Holdings Inc.	27,613	1,097,341
Altra Industrial Motion Corp.	18,342	1,192,597
Astec Industries Inc.	6,092	383,430
Barnes Group Inc.	12,622	646,878
Blue Bird Corp.(a)	4,472	111,174
Caterpillar Inc.	146,580	31,900,205
Chart Industries Inc.(a)	9,814	1,435,984
CIRCOR International Inc.(a)	4,454	145,200
Colfax Corp.(a)(b)	30,443	1,394,594
Columbus McKinnon Corp./NY	6,728	324,559
Crane Co.	12,889	1,190,557
Cummins Inc.	38,850	9,472,019
Deere & Co.	75,382	26,587,985
Desktop Metal Inc., Class A(a)	22,224	255,576
Donaldson Co. Inc.	35,281	2,241,402
Douglas Dynamics Inc.	5,568	226,562
Dover Corp.	38,013	5,724,758
Energy Recovery Inc.(a)	8,967	204,268
Enerpac Tool Group Corp.	16,132	429,434
EnPro Industries Inc.	5,237	508,775
ESCO Technologies Inc.	6,736	631,904
Evoqua Water Technologies Corp.(a)	33,190	1,121,158
ExOne Co. (The)(a)	5,352	115,817
Federal Signal Corp.	17,529	705,192
Flowserve Corp.	36,177	1,458,657
Fortive Corp.	86,464	6,029,999
Franklin Electric Co. Inc.	11,992	966,795
Gates Industrial Corp. PLC(a)	18,066	326,453
Gorman-Rupp Co. (The)	4,828	166,276
Graco Inc.	45,071	3,411,875
Greenbrier Companies Inc. (The)	8,518	371,214
Helios Technologies Inc.	8,290	647,035
Hillenbrand Inc.	20,848	918,980
Hydrofarm Holdings Group Inc.(a)	2,631	155,518
Hyliion Holdings Corp.(a)(b)	31,368	365,437
Hyster-Yale Materials Handling Inc.	2,515	183,545
IDEX Corp.	20,475	4,505,524
Illinois Tool Works Inc.	84,242	18,833,142
Ingersoll Rand Inc.(a)	100,882	4,924,050
ITT Inc.	23,782	2,178,193
John Bean Technologies Corp.	8,772	1,251,063
Kadant Inc.	2,877	506,611
Kennametal Inc.	22,540	809,637
Lincoln Electric Holdings Inc.	16,095	2,119,872
Lindsay Corp.	3,153	521,128
Luxfer Holdings PLC	7,400	164,650
Lydall Inc.(a)	4,272	258,541
Manitowoc Co. Inc. (The)(a)	9,386	229,957
Meritor Inc.(a)	17,643	413,199
Middleby Corp. (The)(a)	14,659	2,539,818
Miller Industries Inc./TN	2,932	115,638
Security	Shares	Value

Machinery (continued)
Mueller Industries Inc.	15,736	$681,526
Mueller Water Products Inc., Class A	46,339	668,208
Navistar International Corp.(a)	13,975	621,888
Nikola Corp.(a)(b)	53,171	960,268
Nordson Corp.	15,730	3,452,892
Omega Flex Inc.	866	127,051
Oshkosh Corp.	18,212	2,269,944
Otis Worldwide Corp.	114,309	9,347,047
PACCAR Inc.	90,500	8,077,125
Parker-Hannifin Corp.	34,383	10,559,363
Pentair PLC	44,905	3,030,638
Proto Labs Inc.(a)	7,262	666,652
RBC Bearings Inc.(a)	6,881	1,372,209
REV Group Inc.	9,556	149,934
Rexnord Corp.	33,442	1,673,438
Shyft Group Inc. (The)	9,067	339,196
Snap-on Inc.	14,712	3,287,102
SPX Corp.(a)	12,491	762,950
SPX FLOW Inc.	11,756	766,961
Standex International Corp.	3,148	298,777
Stanley Black & Decker Inc.	42,899	8,793,866
Tennant Co.	4,706	375,774
Terex Corp.	18,287	870,827
Timken Co. (The)	16,971	1,367,693
Titan International Inc.(a)	14,355	121,730
Toro Co. (The)	29,671	3,260,249
TriMas Corp.(a)	10,038	304,453
Trinity Industries Inc.	24,966	671,336
Wabash National Corp.	17,148	274,368
Watts Water Technologies Inc., Class A	7,146	1,042,673
Welbilt Inc.(a)	37,927	878,010
Westinghouse Air Brake Technologies Corp.	49,395	4,065,209
Woodward Inc.	15,815	1,943,347
Xylem Inc./NY	47,768	5,730,249
		224,615,831
Marine — 0.0%
Costamare Inc.	18,333	216,513
Eagle Bulk Shipping Inc.(a)	2,222	105,145
Genco Shipping & Trading Ltd.	9,212	173,923
Kirby Corp.(a)	15,935	966,298
Matson Inc.	12,219	782,016
		2,243,895
Media — 1.3%
Advantage Solutions Inc.(a)	21,081	227,464
Altice USA Inc., Class A(a)	59,879	2,044,269
AMC Networks Inc., Class A(a)	7,761	518,435
Boston Omaha Corp., Class A(a)	5,026	159,374
Cable One Inc.	1,454	2,781,226
Cardlytics Inc.(a)(b)	8,042	1,020,771
Charter Communications Inc., Class A(a)	35,093	25,317,845
Clear Channel Outdoor Holdings Inc.(a)	100,410	265,082
Comcast Corp., Class A	1,221,612	69,656,316
Discovery Inc., Class A(a)	42,212	1,295,064
Discovery Inc., Class C, NVS(a)	84,868	2,459,475
DISH Network Corp., Class A(a)	67,707	2,830,153
Entercom Communications Corp.(a)	33,772	145,557
Entravision Communications Corp., Class A	21,844	145,918
EW Scripps Co. (The), Class A	13,935	284,135
Fox Corp., Class A, NVS	87,645	3,254,259
Fox Corp., Class B	38,134	1,342,317

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Gannett Co. Inc.(a)	33,799	$185,557
Gray Television Inc.	21,893	512,296
Iheartmedia Inc., Class A(a)	28,828	776,338
Interpublic Group of Companies Inc. (The)	106,216	3,450,958
John Wiley & Sons Inc., Class A	12,548	755,139
Liberty Broadband Corp., Class A(a)(b)	7,074	1,189,635
Liberty Broadband Corp., Class C, NVS(a)	40,333	7,004,229
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	20,903	973,662
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	43,541	2,019,867
Loral Space & Communications Inc.	3,238	125,796
Magnite Inc.(a)	29,387	994,456
Meredith Corp.(a)	11,222	487,484
MSG Networks Inc., Class A(a)(b)	9,835	143,394
New York Times Co. (The), Class A	44,428	1,934,839
News Corp., Class A, NVS	105,677	2,723,296
News Corp., Class B	32,061	780,685
Nexstar Media Group Inc., Class A	11,568	1,710,676
Omnicom Group Inc.	55,971	4,477,120
Scholastic Corp.	7,069	267,844
Sinclair Broadcast Group Inc., Class A	12,112	402,361
Sirius XM Holdings Inc.(b)	242,765	1,587,683
TechTarget Inc.(a)	6,031	467,342
TEGNA Inc.	62,141	1,165,765
ViacomCBS Inc., Class A(b)	3,407	165,069
ViacomCBS Inc., Class B, NVS	154,560	6,986,112
WideOpenWest Inc.(a)	15,097	312,659
		155,347,922
Metals & Mining — 0.5%
Alcoa Corp.(a)(b)	50,947	1,876,888
Allegheny Technologies Inc.(a)	33,431	697,036
Arconic Corp.(a)	26,662	949,700
Carpenter Technology Corp.	13,621	547,837
Century Aluminum Co.(a)	13,015	167,763
Cleveland-Cliffs Inc.(a)(b)	124,438	2,682,883
Coeur Mining Inc.(a)	62,007	550,622
Commercial Metals Co.	32,278	991,580
Compass Minerals International Inc.	9,168	543,296
Constellium SE(a)(b)	31,024	587,905
Ferroglobe PLC(a)(d)	15,827	0	(g)
Freeport-McMoRan Inc.	392,051	14,549,013
Gatos Silver Inc.(a)(b)	7,417	129,723
Haynes International Inc.	3,947	139,645
Hecla Mining Co.(b)	147,365	1,096,396
Kaiser Aluminum Corp.	4,430	547,061
Materion Corp.	5,087	383,305
MP Materials Corp.(a)(b)	19,770	728,722
Newmont Corp.	214,175	13,574,412
NovaGold Resources Inc.(a)(b)	63,124	505,623
Nucor Corp.	79,486	7,625,092
Reliance Steel & Aluminum Co.	17,343	2,617,059
Royal Gold Inc.	18,238	2,080,956
Schnitzer Steel Industries Inc., Class A	6,357	311,811
Southern Copper Corp.	22,003	1,415,233
Steel Dynamics Inc.	53,200	3,170,720
SunCoke Energy Inc.	26,791	191,288
TimkenSteel Corp.(a)	10,228	144,726
United States Steel Corp.(b)	69,859	1,676,616
Warrior Met Coal Inc.	15,430	265,396
Security	Shares	Value

Metals & Mining (continued)
Worthington Industries Inc.	9,586	$586,471
		61,334,778
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	139,965	2,364,009
Annaly Capital Management Inc.	373,466	3,316,378
Apollo Commercial Real Estate Finance Inc.	41,884	668,050
Arbor Realty Trust Inc.	34,664	617,713
Ares Commercial Real Estate Corp.	11,299	165,982
ARMOUR Residential REIT Inc.	15,199	173,573
Blackstone Mortgage Trust Inc., Class A	36,958	1,178,591
BrightSpire Capital Inc.	23,948	225,111
Broadmark Realty Capital Inc.	35,190	372,662
Capstead Mortgage Corp.	23,661	145,279
Chimera Investment Corp.	61,221	921,988
Dynex Capital Inc.	7,532	140,547
Ellington Financial Inc.	13,951	267,162
Granite Point Mortgage Trust Inc.	16,237	239,496
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,696	1,105,930
Invesco Mortgage Capital Inc.	49,697	193,818
KKR Real Estate Finance Trust Inc.	6,737	145,721
Ladder Capital Corp.	28,534	329,282
MFA Financial Inc.	120,569	553,412
New Residential Investment Corp.	126,093	1,335,325
New York Mortgage Trust Inc.	94,533	422,563
Orchid Island Capital Inc.	33,459	173,652
PennyMac Mortgage Investment Trust	24,191	509,462
Ready Capital Corp.	13,640	216,467
Redwood Trust Inc.	32,234	389,064
Starwood Property Trust Inc.	76,425	2,000,042
TPG RE Finance Trust Inc.	15,171	204,050
Two Harbors Investment Corp.	74,554	563,628
		18,938,957
Multi-Utilities — 0.7%
Ameren Corp.	68,334	5,469,453
Avista Corp.	18,016	768,743
Black Hills Corp.	16,387	1,075,479
CenterPoint Energy Inc.	155,208	3,805,700
CMS Energy Corp.	76,631	4,527,359
Consolidated Edison Inc.	91,395	6,554,849
Dominion Energy Inc.	214,503	15,780,986
DTE Energy Co.	51,145	6,628,392
MDU Resources Group Inc.	53,092	1,663,903
NiSource Inc.	104,882	2,569,609
NorthWestern Corp.	14,025	844,586
Public Service Enterprise Group Inc.	133,762	7,990,942
Sempra Energy	84,466	11,190,056
Unitil Corp.	3,489	184,812
WEC Energy Group Inc.	83,883	7,461,393
		76,516,262
Multiline Retail — 0.5%
Big Lots Inc.	9,121	602,077
Dillard’s Inc., Class A	1,931	349,279
Dollar General Corp.	63,792	13,803,951
Dollar Tree Inc.(a)	61,837	6,152,782
Franchise Group Inc.	5,209	183,721
Kohl’s Corp.	42,484	2,341,293
Macy’s Inc.(a)	87,430	1,657,673
Nordstrom Inc.(a)	29,576	1,081,594

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	17,305	$1,455,870
Target Corp.	132,958	32,141,267
		59,769,507
Oil, Gas & Consumable Fuels — 2.5%
Alto Ingredients Inc.(a)(b)	21,773	133,033
Antero Midstream Corp.	90,663	941,989
Antero Resources Corp.(a)(b)	75,521	1,135,081
APA Corp.	104,835	2,267,581
Arch Resources Inc.(a)	3,251	185,242
Berry Corp.	20,247	136,060
Bonanza Creek Energy Inc.	8,279	389,693
Brigham Minerals Inc., Class A	10,420	221,842
Cabot Oil & Gas Corp.	107,738	1,881,105
California Resources Corp.(a)	22,419	675,709
Callon Petroleum Co.(a)	10,552	608,745
Centennial Resource Development Inc./DE, Class A(a)	48,136	326,362
Cheniere Energy Inc.(a)	63,911	5,543,640
Chesapeake Energy Corp.	26,498	1,375,776
Chevron Corp.	518,199	54,276,163
Cimarex Energy Co.	28,431	2,059,826
Clean Energy Fuels Corp.(a)	35,493	360,254
CNX Resources Corp.(a)	60,904	831,949
Comstock Resources Inc.(a)	22,839	152,336
ConocoPhillips.	361,202	21,997,202
CONSOL Energy Inc.(a)	7,792	143,918
Contango Oil & Gas Co.(a)(b)	31,317	135,289
Continental Resources Inc./OK	17,410	662,102
CVR Energy Inc.	8,001	143,698
Delek U.S. Holdings Inc.	15,979	345,466
Denbury Inc.(a)(b)	14,132	1,085,055
Devon Energy Corp.	180,559	5,270,517
DHT Holdings Inc.	27,593	179,079
Diamondback Energy Inc.	48,432	4,547,280
Dorian LPG Ltd.(a)	9,621	135,848
Energy Fuels Inc./Canada(a)(b)	27,332	165,359
EOG Resources Inc.	155,965	13,013,720
EQT Corp.(a)	77,579	1,726,909
Equitrans Midstream Corp.	113,846	968,829
Escrow PetroCorp.(a)(d)	1,248	—
Extraction Oil & Gas Inc.(a)	4,761	261,426
Exxon Mobil Corp.	1,134,353	71,554,987
Frontline Ltd./Bermuda	33,665	302,985
Gevo Inc.(a)	54,204	394,063
Golar LNG Ltd.(a)	25,322	335,516
Green Plains Inc.(a)	9,493	319,155
Hess Corp.	74,921	6,542,102
HollyFrontier Corp.	42,088	1,384,695
International Seaways Inc.	7,851	150,582
Kinder Morgan Inc.	528,733	9,638,803
Kosmos Energy Ltd.(a)	99,109	342,917
Laredo Petroleum Inc.(a)	3,362	311,960
Magnolia Oil & Gas Corp., Class A(a)	37,661	588,641
Marathon Oil Corp.	212,099	2,888,788
Marathon Petroleum Corp.	174,864	10,565,283
Matador Resources Co.	28,534	1,027,509
Meta Materials Inc.(a)	19,102	143,070
Murphy Oil Corp.	41,659	969,821
New Fortress Energy Inc.	7,516	284,706
Nordic American Tankers Ltd.	38,347	125,778
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas Inc.	13,174	$273,624
Oasis Petroleum Inc.(b)	5,458	548,802
Occidental Petroleum Corp.	226,536	7,083,781
ONEOK Inc.	119,286	6,637,073
Ovintiv Inc.	71,640	2,254,511
Par Pacific Holdings Inc.(a)	11,523	193,817
PBF Energy Inc., Class A(a)	23,929	366,114
PDC Energy Inc.	27,968	1,280,655
Peabody Energy Corp.(a)	21,733	172,343
Phillips 66	117,435	10,078,272
Pioneer Natural Resources Co.	57,749	9,385,367
Range Resources Corp.(a)	57,550	964,538
Renewable Energy Group Inc.(a)	11,155	695,403
REX American Resources Corp.(a)	1,572	141,763
Riley Exploration Permian Inc.(b)	3,118	90,360
Scorpio Tankers Inc.	16,282	359,018
SFL Corp. Ltd.	22,365	171,092
SM Energy Co.	30,378	748,210
Southwestern Energy Co.(a)	165,660	939,292
Talos Energy Inc.(a)	10,343	161,764
Targa Resources Corp.	61,577	2,737,098
Tellurian Inc.(a)	88,586	411,925
Texas Pacific Land Corp.(b)	1,570	2,511,592
Uranium Energy Corp.(a)(b)	49,179	130,816
Ur-Energy Inc.(a)	84,994	118,992
Valero Energy Corp.	109,325	8,536,096
Vine Energy Inc., Class A(a)	7,625	118,874
W&T Offshore Inc.(a)	24,873	120,634
Whiting Petroleum Corp.(a)	10,356	564,920
Williams Companies Inc. (The)	328,892	8,732,083
World Fuel Services Corp.	18,087	573,900
		299,258,173
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)(b)	4,603	133,349
Domtar Corp.(a)	14,003	769,605
Glatfelter Corp.	10,630	148,501
Louisiana-Pacific Corp.	26,910	1,622,404
Neenah Inc.	4,708	236,200
Schweitzer-Mauduit International Inc.	7,782	314,237
Verso Corp., Class A	9,208	162,982
		3,387,278
Personal Products — 0.2%
Beauty Health Co. (The)(a)(b)	13,914	233,755
BellRing Brands Inc., Class A(a)	10,842	339,788
Coty Inc., Class A(a)	79,078	738,588
Edgewell Personal Care Co.	15,414	676,675
elf Beauty Inc.(a)	12,415	336,943
Estee Lauder Companies Inc. (The), Class A	61,377	19,522,796
Herbalife Nutrition Ltd.(a)	28,863	1,521,946
Honest Co. Inc. (The)(a)	10,256	166,045
Inter Parfums Inc.	5,134	369,648
Medifast Inc.	3,252	920,251
Nu Skin Enterprises Inc., Class A	14,821	839,610
USANA Health Sciences Inc.(a)	3,684	377,352
Veru Inc.(a)(b)	14,515	117,136
		26,160,533
Pharmaceuticals — 3.2%
Aclaris Therapeutics Inc.(a)	11,526	202,397
Aerie Pharmaceuticals Inc.(a)	12,306	197,019

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Amneal Pharmaceuticals Inc.(a)	27,149	$139,003
Amphastar Pharmaceuticals Inc.(a)	10,640	214,502
Ampio Pharmaceuticals Inc.(a)(b)	73,117	122,105
Antares Pharma Inc.(a)	38,079	166,024
Arvinas Inc.(a)	11,856	912,912
Atea Pharmaceuticals Inc.(a)(b)	18,557	398,604
Athira Pharma Inc.(a)	14,376	147,210
Axsome Therapeutics Inc.(a)(b)	7,198	485,577
BioDelivery Sciences International Inc.(a)	39,126	140,071
Bristol-Myers Squibb Co.	600,260	40,109,373
Cara Therapeutics Inc.(a)	9,346	133,367
Cassava Sciences Inc.(a)	10,155	867,643
Catalent Inc.(a)	44,107	4,768,849
Citius Pharmaceuticals Inc.(a)(b)	41,588	144,726
Collegium Pharmaceutical Inc.(a)	9,606	227,086
Corcept Therapeutics Inc.(a)(b)	28,555	628,210
Durect Corp.(a)(b)	89,316	145,585
Edgewise Therapeutics Inc.(a)	5,002	106,693
Elanco Animal Health Inc.(a)	120,136	4,167,518
Eli Lilly & Co.	226,800	52,055,136
Endo International PLC(a)	61,433	287,507
Evolus Inc.(a)(b)	10,473	132,484
Harmony Biosciences Holdings Inc.(a)(b)	7,521	212,318
Innoviva Inc.(a)	19,527	261,857
Intra-Cellular Therapies Inc.(a)	19,471	794,806
Jazz Pharmaceuticals PLC(a)	16,117	2,863,024
Johnson & Johnson	705,756	116,266,244
KemPharm Inc.(a)	10,745	137,751
Marinus Pharmaceuticals Inc.(a)	9,672	173,516
Merck & Co. Inc.	679,152	52,817,651
Mind Medicine MindMed Inc.(a)	98,765	340,739
Nektar Therapeutics(a)(b)	46,001	789,377
NGM Biopharmaceuticals Inc.(a)	6,707	132,262
Nuvation Bio Inc.(a)	13,800	128,478
Ocular Therapeutix Inc.(a)	23,019	326,409
Omeros Corp.(a)(b)	13,889	206,113
Organon & Co.(a)	69,517	2,103,584
Pacira BioSciences Inc.(a)(b)	12,033	730,163
Perrigo Co. PLC	37,638	1,725,702
Pfizer Inc.	1,493,931	58,502,338
Phathom Pharmaceuticals Inc.(a)(b)	6,033	204,217
Phibro Animal Health Corp., Class A	5,266	152,082
Pliant Therapeutics Inc.(a)	6,559	190,998
Prestige Consumer Healthcare Inc.(a)	13,884	723,356
Provention Bio Inc.(a)(b)	19,232	162,126
Reata Pharmaceuticals Inc., Class A(a)	7,473	1,057,654
Relmada Therapeutics Inc.(a)	3,860	123,559
Revance Therapeutics Inc.(a)(b)	17,274	512,001
Royalty Pharma PLC, Class A	88,089	3,610,768
SIGA Technologies Inc.(a)(b)	21,658	136,012
Supernus Pharmaceuticals Inc.(a)	13,340	410,739
TherapeuticsMD Inc.(a)(b)	132,812	158,046
Theravance Biopharma Inc.(a)	13,879	201,523
Viatris Inc.	325,744	4,654,882
Zoetis Inc.	127,341	23,731,269
Zogenix Inc.(a)	15,242	263,382
		381,704,547
Professional Services — 0.7%
ASGN Inc.(a)	13,558	1,314,177
Barrett Business Services Inc.	1,775	128,883
Security	Shares	Value

Professional Services (continued)
Booz Allen Hamilton Holding Corp.	35,819	$3,051,062
CACI International Inc., Class A(a)(b)	6,180	1,576,642
CBIZ Inc.(a)	13,817	452,783
Clarivate PLC(a)	110,579	3,044,240
CoStar Group Inc.(a)	105,396	8,728,897
CRA International Inc.	2,681	229,494
Dun & Bradstreet Holdings Inc.(a)(b)	44,937	960,304
Equifax Inc.	32,432	7,767,788
Exponent Inc.	14,685	1,310,049
Forrester Research Inc.(a)	3,699	169,414
Franklin Covey Co.(a)	4,458	144,216
FTI Consulting Inc.(a)	8,715	1,190,556
Heidrick & Struggles International Inc.	4,540	202,257
Huron Consulting Group Inc.(a)	5,886	289,297
ICF International Inc.	4,940	434,028
IHS Markit Ltd.	99,075	11,161,790
Insperity Inc.	9,576	865,383
Jacobs Engineering Group Inc.	34,143	4,555,359
KBR Inc.	40,183	1,532,981
Kelly Services Inc., Class A, NVS(a)	10,270	246,172
Kforce Inc.	5,155	324,404
Korn Ferry.	14,418	1,046,026
Leidos Holdings Inc.	37,292	3,770,221
ManpowerGroup Inc.	14,984	1,781,747
ManTech International Corp./VA, Class A	7,218	624,646
Nielsen Holdings PLC	97,792	2,412,529
Rekor Systems Inc.(a)	10,624	107,940
Resources Connection Inc.	10,907	156,625
Robert Half International Inc.	29,871	2,657,623
Science Applications International Corp.	16,216	1,422,630
TransUnion	51,193	5,621,503
TriNet Group Inc.(a)	11,802	855,409
TrueBlue Inc.(a)	10,174	285,991
Upwork Inc.(a)	30,977	1,805,649
Verisk Analytics Inc.	41,955	7,330,378
Willdan Group Inc.(a)	3,338	125,642
		79,684,735
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)(b)	89,049	7,634,171
Cushman & Wakefield PLC(a)(b)	32,278	563,897
eXp World Holdings Inc.(a)(b)	16,525	640,674
Forestar Group Inc.(a)	6,222	130,102
Howard Hughes Corp. (The)(a)	11,113	1,083,073
Jones Lang LaSalle Inc.(a)	14,052	2,746,604
Kennedy-Wilson Holdings Inc.	32,278	641,364
Marcus & Millichap Inc.(a)	5,697	221,442
Newmark Group Inc., Class A	42,417	509,428
Opendoor Technologies Inc.(a)	93,199	1,652,418
Rafael Holdings Inc., Class B(a)(b)	3,027	154,528
RE/MAX Holdings Inc., Class A	4,541	151,352
Realogy Holdings Corp.(a)	32,102	584,899
Redfin Corp.(a)	27,541	1,746,375
RMR Group Inc. (The), Class A	4,219	163,022
St Joe Co. (The)(b)	8,566	382,129
Tejon Ranch Co.(a)	8,654	131,627
		19,137,105
Road & Rail — 1.1%
AMERCO	2,362	1,392,163
ArcBest Corp.	6,286	365,782
Avis Budget Group Inc.(a)(b)	14,915	1,161,730

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
CSX Corp.	605,559	$19,426,333
Heartland Express Inc.	12,117	207,564
HyreCar Inc.(a)	6,074	127,068
JB Hunt Transport Services Inc.	23,020	3,751,109
Kansas City Southern	24,299	6,885,608
Knight-Swift Transportation Holdings Inc.	42,817	1,946,461
Landstar System Inc.	10,262	1,621,601
Lyft Inc., Class A(a)	75,398	4,560,071
Marten Transport Ltd.	14,341	236,483
Norfolk Southern Corp.	66,836	17,738,943
Old Dominion Freight Line Inc.	27,300	6,928,740
Ryder System Inc.	14,976	1,113,166
Saia Inc.(a)	7,221	1,512,727
Schneider National Inc., Class B	15,066	327,987
TuSimple Holdings Inc., Class A(a)(b)	10,275	731,991
Uber Technologies Inc.(a)	432,543	21,679,055
Union Pacific Corp.	177,515	39,040,874
Werner Enterprises Inc.	16,666	741,970
		131,497,426
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.(a)	323,697	30,404,859
Allegro MicroSystems Inc.(a)	12,756	353,341
Alpha & Omega Semiconductor Ltd.(a)	4,368	132,744
Ambarella Inc.(a)	8,845	943,142
Amkor Technology Inc.	29,540	699,212
Analog Devices Inc.	98,094	16,887,863
Applied Materials Inc.	244,917	34,876,181
Atomera Inc.(a)	4,742	101,669
Axcelis Technologies Inc.(a)	10,203	412,405
AXT Inc.(a)	11,990	131,650
Broadcom Inc.	106,694	50,875,967
Brooks Automation Inc.	19,381	1,846,622
CEVA Inc.(a)	5,759	272,401
Cirrus Logic Inc.(a)	15,611	1,328,808
CMC Materials Inc.	8,136	1,226,421
Cohu Inc.(a)	11,294	415,506
Cree Inc.(a)(b)	30,348	2,971,980
Diodes Inc.(a)	11,189	892,547
Enphase Energy Inc.(a)	35,307	6,483,424
Entegris Inc.	36,979	4,547,308
First Solar Inc.(a)	28,086	2,542,064
FormFactor Inc.(a)	20,769	757,238
Ichor Holdings Ltd.(a)	7,453	400,971
Impinj Inc.(a)	4,794	247,322
Intel Corp.	1,081,361	60,707,607
KLA Corp.	41,078	13,317,898
Kopin Corp.(a)	21,992	179,895
Kulicke & Soffa Industries Inc.	15,352	939,542
Lam Research Corp.	38,111	24,798,828
Lattice Semiconductor Corp.(a)	37,852	2,126,525
MACOM Technology Solutions Holdings Inc.(a)	13,363	856,301
Marvell Technology Inc.	216,082	12,604,063
Maxim Integrated Products Inc.	71,514	7,534,715
MaxLinear Inc.(a)	19,093	811,262
Microchip Technology Inc.	67,007	10,033,628
Micron Technology Inc.(a)	299,904	25,485,842
MKS Instruments Inc.	14,725	2,620,314
Monolithic Power Systems Inc.	12,053	4,501,193
NeoPhotonics Corp.(a)	15,882	162,155
NVIDIA Corp.	160,207	128,181,621
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	73,403	$15,100,465
ON Semiconductor Corp.(a)	113,192	4,332,990
Onto Innovation Inc.(a)	12,472	910,955
PDF Solutions Inc.(a)(b)	10,294	187,145
Photronics Inc.(a)	16,533	218,401
Power Integrations Inc.	15,912	1,305,739
Qorvo Inc.(a)	30,302	5,928,586
QUALCOMM Inc.	301,479	43,090,393
Rambus Inc.(a)	33,047	783,544
Semtech Corp.(a)	18,280	1,257,664
Silicon Laboratories Inc.(a)	11,604	1,778,313
SiTime Corp.(a)(b)	3,152	399,012
Skyworks Solutions Inc.	44,001	8,437,192
SMART Global Holdings Inc.(a)	4,921	234,633
SunPower Corp.(a)(b)	20,110	587,614
Synaptics Inc.(a)	9,814	1,526,862
Teradyne Inc.	44,441	5,953,316
Texas Instruments Inc.	247,408	47,576,558
Ultra Clean Holdings Inc.(a)	11,710	629,061
Universal Display Corp.	12,016	2,671,517
Veeco Instruments Inc.(a)	11,432	274,825
Xilinx Inc.	65,829	9,521,507
		607,319,326
Software — 9.6%
8x8 Inc.(a)	28,610	794,214
A10 Networks Inc.(a)	15,180	170,927
ACI Worldwide Inc.(a)	32,278	1,198,805
Adobe Inc.(a)	127,888	74,896,328
Agilysys Inc.(a)	4,072	231,575
Alarm.com Holdings Inc.(a)	12,421	1,052,059
Altair Engineering Inc., Class A(a)(b)	12,220	842,813
Alteryx Inc., Class A(a)(b)	15,792	1,358,428
American Software Inc./GA, Class A	6,340	139,226
Anaplan Inc.(a)	37,785	2,013,941
ANSYS Inc.(a)	23,623	8,198,598
Appfolio Inc., Class A(a)	4,875	688,350
Appian Corp.(a)	10,488	1,444,722
Asana Inc., Class A(a)(b)	20,048	1,243,577
Aspen Technology Inc.(a)(b)	18,830	2,589,878
Atlassian Corp. PLC, Class A(a)	35,387	9,089,505
Autodesk Inc.(a)	58,977	17,215,386
Avalara Inc.(a)(b)	22,838	3,695,188
Avaya Holdings Corp.(a)	22,067	593,602
Benefitfocus Inc.(a)	9,204	129,776
Bentley Systems Inc., Class B	36,212	2,345,813
Bill.com Holdings Inc.(a)	20,079	3,678,071
Black Knight Inc.(a)	41,727	3,253,871
Blackbaud Inc.(a)	13,076	1,001,229
Blackline Inc.(a)	13,705	1,524,955
BM Technologies Inc.	1,125	13,264
Bottomline Technologies DE Inc.(a)	11,353	420,969
Box Inc., Class A(a)	39,004	996,552
BTRS Holdings Inc.(a)	18,486	233,293
C3.ai Inc., Class A(a)(b)	4,280	267,628
Cadence Design Systems Inc.(a)	73,489	10,054,765
CDK Global Inc.	34,150	1,696,914
Cerence Inc.(a)(b)	10,109	1,078,731
Ceridian HCM Holding Inc.(a)	34,629	3,321,614
ChannelAdvisor Corp.(a)	5,118	125,442
Citrix Systems Inc.	33,976	3,984,366

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cleanspark Inc.(a)(b)	10,266	$170,826
Cloudera Inc.(a)	56,069	889,254
Cloudflare Inc., Class A(a)	67,287	7,121,656
CommVault Systems Inc.(a)	11,147	871,361
Cornerstone OnDemand Inc.(a)	16,387	845,241
Coupa Software Inc.(a)(b)	19,304	5,059,771
Crowdstrike Holdings Inc., Class A(a)	42,555	10,694,497
Datadog Inc., Class A(a)	60,729	6,320,674
Datto Holding Corp.(a)	6,544	182,185
Digimarc Corp.(a)(b)	3,859	129,277
Digital Turbine Inc.(a)(b)	23,024	1,750,515
DocuSign Inc.(a)	51,047	14,271,210
Dolby Laboratories Inc., Class A	17,680	1,737,767
Domo Inc., Class B(a)	7,027	567,992
DoubleVerify Holdings Inc.(a)(b)	4,736	200,522
Dropbox Inc., Class A(a)	81,527	2,471,083
Duck Creek Technologies Inc.(a)(b)	19,910	866,284
Dynatrace Inc.(a)	50,818	2,968,788
E2open Parent Holdings Inc.(a)	13,735	156,854
Ebix Inc.	6,958	235,876
Elastic NV(a)	18,008	2,624,846
Envestnet Inc.(a)	14,799	1,122,652
Everbridge Inc.(a)	9,813	1,335,353
Fair Isaac Corp.(a)(b)	7,454	3,746,977
FireEye Inc.(a)	62,135	1,256,370
Five9 Inc.(a)	18,084	3,316,425
Fortinet Inc.(a)	35,824	8,532,919
Guidewire Software Inc.(a)(b)	23,235	2,619,049
HubSpot Inc.(a)	11,940	6,957,677
Ideanomics Inc.(a)	113,139	321,315
InterDigital Inc.	9,060	661,652
Intuit Inc.	68,244	33,451,162
j2 Global Inc.(a)	11,617	1,597,918
Jamf Holding Corp.(a)	11,459	384,679
JFrog Ltd.(a)(b)	14,244	648,387
LivePerson Inc.(a)	16,826	1,064,076
Manhattan Associates Inc.(a)	17,553	2,542,377
McAfee Corp., Class A	10,188	285,468
Medallia Inc.(a)(b)	27,759	936,866
Microsoft Corp.	2,018,721	546,871,519
MicroStrategy Inc., Class A(a)(b)	1,955	1,299,098
Mimecast Ltd.(a)	15,430	818,562
Mitek Systems Inc.(a)	8,208	158,086
Model N Inc.(a)	9,814	336,326
Momentive Global Inc.(a)(b)	32,634	687,598
nCino Inc.(a)(b)	12,661	758,647
New Relic Inc.(a)	14,010	938,250
NortonLifeLock Inc.	146,417	3,985,471
Nuance Communications Inc.(a)	77,399	4,213,602
Nutanix Inc., Class A(a)	50,378	1,925,447
ON24 Inc.(a)(b)	3,522	124,961
OneSpan Inc.(a)	7,134	182,202
Oracle Corp.	465,075	36,201,438
Pagerduty Inc.(a)(b)	21,598	919,643
Palantir Technologies Inc., Class A(a)(b)	434,188	11,445,196
Palo Alto Networks Inc.(a)	25,621	9,506,672
Paycom Software Inc.(a)	13,590	4,939,557
Paylocity Holding Corp.(a)	10,500	2,003,400
Pegasystems Inc.	11,171	1,554,892
Ping Identity Holding Corp.(a)	10,033	229,756
Security	Shares	Value

Software (continued)
Progress Software Corp.	11,953	$552,826
Proofpoint Inc.(a)	15,720	2,731,507
PROS Holdings Inc.(a)	11,998	546,749
PTC Inc.(a)	28,555	4,033,679
Q2 Holdings Inc.(a)	15,054	1,544,239
QAD Inc., Class A	3,496	304,222
Qualys Inc.(a)	8,982	904,398
Rapid7 Inc.(a)(b)	14,339	1,356,900
RingCentral Inc., Class A(a)	21,667	6,295,997
Riot Blockchain Inc.(a)(b)	22,380	843,055
SailPoint Technologies Holdings Inc.(a)	23,360	1,192,995
salesforce.com Inc.(a)	236,921	57,872,693
Sapiens International Corp. NV	7,006	184,048
ServiceNow Inc.(a)	52,782	29,006,348
Slack Technologies Inc., Class A(a)	132,803	5,883,173
Smartsheet Inc., Class A(a)	32,518	2,351,702
SolarWinds Corp.(a)	18,115	305,962
Splunk Inc.(a)	43,941	6,352,990
Sprout Social Inc., Class A(a)(b)	11,835	1,058,286
SPS Commerce Inc.(a)	9,292	927,806
SS&C Technologies Holdings Inc.	59,927	4,318,340
Sumo Logic Inc.(a)(b)	23,103	477,077
Synopsys Inc.(a)	40,557	11,185,215
Telos Corp.(a)	4,504	153,181
Tenable Holdings Inc.(a)	24,340	1,006,459
Teradata Corp.(a)	29,499	1,474,065
Trade Desk Inc. (The), Class A(a)	113,248	8,760,865
Tyler Technologies Inc.(a)	10,860	4,912,738
Unity Software Inc.(a)(b)	39,415	4,328,949
Upland Software Inc.(a)	6,070	249,902
Varonis Systems Inc.(a)	27,951	1,610,537
Verint Systems Inc.(a)(b)	18,094	815,497
Veritone Inc.(a)	6,257	123,325
Viant Technology Inc., Class A(a)(b)	4,326	128,828
VMware Inc., Class A(a)(b)	21,953	3,511,821
Vonage Holdings Corp.(a)	64,139	924,243
Workday Inc., Class A(a)	49,246	11,756,990
Workiva Inc.(a)(b)	11,237	1,251,015
Xperi Holding Corp.	28,532	634,552
Yext Inc.(a)	25,982	371,283
Zendesk Inc.(a)	31,814	4,592,033
Zix Corp.(a)	16,935	119,392
Zoom Video Communications Inc., Class A(a)(b)	57,092	22,096,317
Zscaler Inc.(a)(b)	20,788	4,491,455
Zuora Inc., Class A(a)	29,973	517,034
		1,135,663,187
Specialty Retail — 2.3%
Aaron’s Co. Inc. (The)	9,476	303,137
Abercrombie & Fitch Co., Class A(a)	18,238	846,790
Academy Sports & Outdoors Inc.(a)	16,634	685,986
Advance Auto Parts Inc.	17,862	3,664,211
American Eagle Outfitters Inc.	39,560	1,484,687
America’s Car-Mart Inc./TX(a)	1,988	281,739
Asbury Automotive Group Inc.(a)	5,342	915,459
At Home Group Inc.(a)	15,845	583,730
AutoNation Inc.(a)	14,493	1,374,081
AutoZone Inc.(a)	5,861	8,745,901
Bed Bath & Beyond Inc.(a)	29,021	966,109
Best Buy Co. Inc.	66,511	7,647,435
Big 5 Sporting Goods Corp.	5,743	147,480

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Blink Charging Co.(a)(b)	10,110	$416,229
Boot Barn Holdings Inc.(a)	7,081	595,158
Buckle Inc. (The)(b)	6,913	343,922
Burlington Stores Inc.(a)	17,835	5,742,692
Caleres Inc.	10,882	296,970
Camping World Holdings Inc., Class A	11,107	455,276
CarMax Inc.(a)	43,444	5,610,793
Carvana Co.(a)(b)	20,621	6,223,830
Cato Corp. (The), Class A	6,651	112,202
Chico’s FAS Inc.(a)	32,666	214,942
Children’s Place Inc. (The)(a)	3,309	307,936
Citi Trends Inc.(a)	2,384	207,408
Conn’s Inc.(a)	6,070	154,785
Container Store Group Inc. (The)(a)(b)	11,423	148,956
Designer Brands Inc. , Class A(a)	18,071	299,075
Dick’s Sporting Goods Inc.	17,701	1,773,463
Five Below Inc.(a)	14,889	2,877,597
Floor & Decor Holdings Inc., Class A(a)(b)	27,220	2,877,154
Foot Locker Inc.	24,624	1,517,577
GameStop Corp., Class A(a)(b)	15,535	3,326,665
Gap Inc. (The)	54,214	1,824,301
Genesco Inc.(a)	3,244	206,578
Group 1 Automotive Inc.	4,445	686,441
GrowGeneration Corp.(a)(b)	14,549	699,807
Guess? Inc.	9,726	256,766
Haverty Furniture Companies Inc.	4,662	199,347
Hibbett Inc.(a)	4,276	383,258
Home Depot Inc. (The)	288,049	91,855,946
L Brands Inc.	62,251	4,485,807
Leslie’s Inc.(a)(b)	30,415	836,108
Lithia Motors Inc.	7,941	2,728,845
Lowe’s Companies Inc.	191,676	37,179,394
Lumber Liquidators Holdings Inc.(a)	6,867	144,894
MarineMax Inc.(a)(b)	5,400	263,196
Monro Inc.	8,566	544,027
Murphy USA Inc.	6,746	899,714
National Vision Holdings Inc.(a)(b)	21,046	1,076,082
O’Reilly Automotive Inc.(a)	18,312	10,368,438
ODP Corp. (The)(a)	14,632	702,482
OneWater Marine Inc., Class A	2,778	116,759
Party City Holdco Inc.(a)(b)	29,321	273,565
Penske Automotive Group Inc.	9,025	681,297
Petco Health & Wellness Co. Inc.(a)(b)	22,465	503,441
Rent-A-Center Inc./TX	17,355	921,030
RH(a)	4,596	3,120,684
Ross Stores Inc.	93,998	11,655,752
Sally Beauty Holdings Inc.(a)(b)	28,245	623,367
Shift Technologies Inc.(a)(b)	17,021	146,040
Shoe Carnival Inc.	1,832	131,153
Signet Jewelers Ltd.(a)	14,963	1,208,861
Sleep Number Corp.(a)	7,078	778,226
Sonic Automotive Inc., Class A	7,405	331,300
Sportsman’s Warehouse Holdings Inc.(a)	13,579	241,299
Tilly’s Inc., Class A	8,506	135,926
TJX Companies Inc. (The)	322,729	21,758,389
Tractor Supply Co.	30,831	5,736,416
Ulta Beauty Inc.(a)	14,373	4,969,752
Urban Outfitters Inc.(a)	19,174	790,352
Vroom Inc.(a)(b)	31,216	1,306,702
Williams-Sonoma Inc.	19,992	3,191,723
Security	Shares	Value

Specialty Retail (continued)
Winmark Corp.	593	$113,903
Zumiez Inc.(a)	5,504	269,641
		275,496,384
Technology Hardware, Storage & Peripherals — 5.2%
3D Systems Corp.(a)	31,613	1,263,572
Apple Inc.	4,205,521	575,988,156
Avid Technology Inc.(a)	7,744	303,178
Corsair Gaming Inc.(a)(b)	6,240	207,730
Dell Technologies Inc., Class C(a)	73,417	7,317,472
Diebold Nixdorf Inc.(a)	20,670	265,403
Eastman Kodak Co.(a)(b)	12,603	104,857
Hewlett Packard Enterprise Co.	352,006	5,132,247
HP Inc.	333,001	10,053,300
NCR Corp.(a)	34,150	1,557,581
NetApp Inc.	59,727	4,886,863
Pure Storage Inc., Class A(a)	68,545	1,338,684
Quantum Corp.(a)	18,241	125,680
Super Micro Computer Inc.(a)	10,617	373,506
Turtle Beach Corp.(a)(b)	4,853	154,908
Western Digital Corp.(a)	82,318	5,858,572
Xerox Holdings Corp.	40,495	951,228
		615,882,937
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	40,377	2,309,161
Carter’s Inc.	11,419	1,178,098
Columbia Sportswear Co.	10,195	1,002,780
Crocs Inc.(a)	18,083	2,107,031
Deckers Outdoor Corp.(a)	7,555	2,901,649
Fossil Group Inc.(a)	10,879	155,352
G-III Apparel Group Ltd.(a)	11,444	376,050
Hanesbrands Inc.	96,893	1,808,992
Kontoor Brands Inc.	14,409	812,812
Lululemon Athletica Inc.(a)	30,405	11,096,913
Movado Group Inc.	4,435	139,569
Nike Inc., Class B	331,079	51,148,395
Oxford Industries Inc.	4,681	462,670
PLBY Group Inc.(a)(b)	4,129	160,577
PVH Corp.(a)	19,360	2,082,942
Ralph Lauren Corp.	12,595	1,483,817
Rocky Brands Inc.	2,603	144,727
Skechers U.S.A. Inc., Class A(a)	35,624	1,775,144
Steven Madden Ltd.	22,584	988,276
Tapestry Inc.(a)	75,062	3,263,696
Under Armour Inc., Class A(a)	51,168	1,082,203
Under Armour Inc., Class C, NVS(a)	52,073	966,996
VF Corp.	86,128	7,065,941
Wolverine World Wide Inc.	23,002	773,787
		95,287,578
Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)	15,204	705,314
Bridgewater Bancshares Inc.(a)	8,316	134,303
Capitol Federal Financial Inc.	39,778	468,585
Columbia Financial Inc.(a)(b)	13,389	230,559
Essent Group Ltd.	29,781	1,338,656
Federal Agricultural Mortgage Corp., Class C, NVS	2,572	254,371
Finance of America Companies Inc., Class A(a)	20,236	154,401
Flagstar Bancorp. Inc.	14,392	608,350
Hingham Institution For Savings (The)	465	135,082

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
HomeStreet Inc.	5,642	$229,855
Kearny Financial Corp./MD	25,000	298,750
Merchants Bancorp./IN	3,533	138,635
Meridian Bancorp. Inc.	13,434	274,860
Meta Financial Group Inc.	9,253	468,479
MGIC Investment Corp.	90,569	1,231,738
Mr Cooper Group Inc.(a)	19,914	658,357
New York Community Bancorp. Inc.	127,293	1,402,769
NMI Holdings Inc., Class A(a)	22,559	507,126
Northfield Bancorp. Inc.	14,084	230,978
Northwest Bancshares Inc.	35,751	487,644
PennyMac Financial Services Inc.	9,246	570,663
Premier Financial Corp.	9,102	258,588
Provident Financial Services Inc.	21,816	499,368
Radian Group Inc.	50,938	1,133,370
Rocket Companies Inc., Class A	31,583	611,131
TFS Financial Corp.	15,480	314,244
TrustCo Bank Corp. NY	5,288	181,801
UWM Holdings Corp., Class A	14,173	119,762
Walker & Dunlop Inc.	8,015	836,606
Washington Federal Inc.	20,769	660,039
Waterstone Financial Inc.	8,423	165,596
WSFS Financial Corp.	12,688	591,134
		15,901,114
Tobacco — 0.6%
22nd Century Group Inc.(a)(b)	42,137	195,094
Altria Group Inc.	494,379	23,571,991
Philip Morris International Inc.	415,953	41,225,102
Turning Point Brands Inc.	3,939	180,288
Universal Corp./VA	6,769	385,630
Vector Group Ltd.	41,932	592,918
		66,151,023
Trading Companies & Distributors — 0.3%
Air Lease Corp.	28,884	1,205,618
Alta Equipment Group Inc.(a)(b)	8,866	117,829
Applied Industrial Technologies Inc.	10,051	915,244
Beacon Roofing Supply Inc.(a)	14,538	774,148
Boise Cascade Co.	9,814	572,647
CAI International Inc.	4,313	241,528
DXP Enterprises Inc./TX(a)	5,514	183,616
Fastenal Co.	152,989	7,955,428
GATX Corp.	9,193	813,305
Global Industrial Co.	3,421	125,585
GMS Inc.(a)	11,363	547,015
H&E Equipment Services Inc.	8,291	275,842
Herc Holdings Inc.(a)	6,433	720,946
McGrath RentCorp.	6,266	511,118
MRC Global Inc.(a)	23,768	223,419
MSC Industrial Direct Co. Inc., Class A	12,578	1,128,624
NOW Inc.(a)	28,167	267,305
Rush Enterprises Inc., Class A	12,544	542,402
Rush Enterprises Inc., Class B	1,125	42,907
SiteOne Landscape Supply Inc.(a)(b)	12,295	2,081,052
Textainer Group Holdings Ltd.(a)	12,106	408,820
Titan Machinery Inc.(a)	4,288	132,671
Transcat Inc.(a)	2,785	157,380
Triton International Ltd.	17,162	898,259
United Rentals Inc.(a)	19,341	6,169,972
Univar Solutions Inc.(a)	46,857	1,142,374
Veritiv Corp.(a)	3,585	220,191
	Shares/
Security	Par	Value

Trading Companies & Distributors (continued)
Watsco Inc.	8,674	$2,486,315
WESCO International Inc.(a)	12,984	1,335,015
WW Grainger Inc.	12,254	5,367,252
		37,563,827
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	19,436	743,816

Water Utilities — 0.1%
American States Water Co.	10,384	826,151
American Water Works Co. Inc.	48,504	7,475,922
California Water Service Group	13,558	753,011
Essential Utilities Inc.	62,009	2,833,811
Middlesex Water Co.	5,121	418,539
Pure Cycle Corp.(a)	8,756	121,008
SJW Group.	7,806	494,120
York Water Co. (The)	3,363	152,344
		13,074,906
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	13,893	158,102
Shenandoah Telecommunications Co.	13,558	657,699
T-Mobile U.S. Inc.(a)	157,459	22,804,787
Telephone and Data Systems Inc.	28,083	636,361
U.S. Cellular Corp.(a)(b)	3,464	125,778
		24,382,727

Total Common Stocks — 99.8%
(Cost: $7,385,423,634)		11,838,321,591

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(a)	107	1,070

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	409	2,552
Whiting Petroleum Corp., (Expires 09/01/25)(a)	204	1,177
		3,729

Total Warrants — 0.0%
(Cost: $68,578)		4,799

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(h)	USD	6,458	6,457

Total Corporate Bonds & Notes — 0.0%
(Cost: $6,458)			6,457

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(e)(i)(j)	224,091,071	224,225,526

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(i)	21,415,000	$21,415,000
		245,640,526

Total Short-Term Investments — 2.1%
(Cost: $245,513,132)		245,640,526

Total Investments in Securities — 101.9%
(Cost: $7,631,011,802)		12,083,973,373

Other Assets, Less Liabilities — (1.9)%		(227,547,755)

Net Assets — 100.0%		$11,856,425,618

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Rounds to less than 1.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Rounds to less than $1.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Annualized 7-day yield as of period-end.

(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$126,273,904	$97,951,072	(a)	$—	$13,514	$(12,964)	$224,225,526	224,091,071	$142,718	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,515,000	6,900,000	(a)	—	—	—	21,415,000	21,415,000	512		—
BlackRock Inc.	30,134,273	1,144,599		(2,645,602)	1,100,029	3,739,553	33,472,852	38,256	166,666		—
					$1,113,543	$3,726,589	$279,113,378		$309,896		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	20	09/17/21	$2,308	$9,289
S&P 500 E-Mini Index	72	09/17/21	15,439	256,016
				$265,305

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,838,295,509	$13,264	$12,818	$11,838,321,591
Warrants	4,799	—	—	4,799
Corporate Bonds & Notes	—	6,457	—	6,457
Money Market Funds	245,640,526	—	—	245,640,526
	$12,083,940,834	$19,721	$12,818	$12,083,973,373
Derivative financial instruments(a)
Assets
Futures Contracts	$265,305	$—	$—	$265,305

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Currency Abbreviations

USD	United States Dollar